First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2022 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 81.7%

Australia - 0.3%
Newcrest Mining Ltd.	9,296,442	125,281,227

Belgium - 1.2%
Groupe Bruxelles Lambert SA	6,469,396	572,639,453

Brazil - 1.7%
Ambev SA, ADR	135,881,898	383,186,953
Itausa SA (Preference)	102,984,133	171,769,596
Wheaton Precious Metals Corp.	7,523,631	258,060,543
		813,017,092
Canada - 3.5%
Agnico Eagle Mines Ltd.	2,298,700	98,837,548
Barrick Gold Corp.	11,518,361	181,299,002
Franco-Nevada Corp.	769,497	98,531,430
Imperial Oil Ltd.	10,896,401	522,206,965
Nutrien Ltd.	4,138,319	354,488,406
Power Corp. of Canada	13,272,144	360,681,435
		1,616,044,786
China - 1.6%
Alibaba Group Holding Ltd.*	30,313,392	340,827,668
Prosus NV*	6,294,726	410,636,506
		751,464,174
France - 3.6%
Danone SA	10,211,219	563,038,325
Euroapi SA*	175,302	2,957,337
Legrand SA	1,954,335	159,998,884
LVMH Moet Hennessy Louis Vuitton SE	185,038	128,482,027
Sanofi	4,031,951	400,669,285
Sodexo SA	3,827,240	310,977,188
Wendel SE	1,067,994	98,297,836
		1,664,420,882
Germany - 0.7%
Brenntag SE	1,126,149	79,106,485
Henkel AG & Co. KGaA (Preference)	4,137,100	264,291,908
		343,398,393
Hong Kong - 2.1%
CK Asset Holdings Ltd.	37,986,500	268,934,192
Guoco Group Ltd.	12,748,580	125,355,029
Hongkong Land Holdings Ltd.	31,759,300	165,086,881
Hysan Development Co. Ltd.	23,322,348	71,496,719
Jardine Matheson Holdings Ltd.	7,051,271	372,418,843
		1,003,291,664
Ireland - 0.3%
CRH plc	3,284,015	126,021,316

Japan - 7.8%
Chofu Seisakusho Co. Ltd. (a)	3,224,200	45,060,067
FANUC Corp.	2,720,500	469,179,060
Hirose Electric Co. Ltd.	1,555,415	223,459,492
Hoshizaki Corp.	5,500,800	164,099,997
Hoya Corp.	380,040	38,076,833
Keyence Corp.	466,500	184,893,625
Komatsu Ltd.	6,756,000	156,187,855
Mitsubishi Electric Corp.	24,592,300	259,552,704
Mitsubishi Estate Co. Ltd.	24,622,380	365,682,133
MS&AD Insurance Group Holdings, Inc.	11,209,120	363,527,039
Olympus Corp.	2,001,224	42,830,545
Secom Co. Ltd.	6,337,130	423,257,589
Shimano, Inc.	1,517,390	253,474,324
SMC Corp.	442,156	217,910,665
Sompo Holdings, Inc.	7,663,700	342,040,346
T Hasegawa Co. Ltd. (a)	3,002,800	68,851,269
USS Co. Ltd.	1,298,600	25,481,818
		3,643,565,361
Mexico - 1.0%
Fomento Economico Mexicano SAB de CV, ADR	5,374,262	333,096,759
Fresnillo plc	5,590,827	50,256,936
Industrias Penoles SAB de CV	6,401,020	64,394,848
		447,748,543
Norway - 0.3%
Orkla ASA	14,016,004	120,990,058

South Korea - 1.7%
Hyundai Mobis Co. Ltd.	999,985	176,004,520
KT&G Corp.	5,242,098	330,404,561
Lotte Confectionery Co. Ltd.	161,797	14,640,385
Lotte Corp.	913,277	26,285,766
Namyang Dairy Products Co. Ltd.	7,644	2,172,171
NAVER Corp.	629,662	125,958,420
Samsung Electronics Co. Ltd. (Preference)	3,025,981	132,990,820
		808,456,643
Sweden - 0.9%
Investor AB, Class A	4,970,940	102,203,922
Investor AB, Class B	11,255,824	210,053,071
Svenska Handelsbanken AB, Class A	12,783,537	114,948,471
		427,205,464
Switzerland - 2.1%
Cie Financiere Richemont SA (Registered)	5,364,764	646,870,409
Schindler Holding AG	1,633,001	319,184,467
		966,054,876
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,606,256	407,561,531

Thailand - 0.4%
Bangkok Bank PCL, NVDR	47,278,400	171,945,010

United Kingdom - 5.9%
BAE Systems plc	30,239,911	284,217,227
Berkeley Group Holdings plc* (a)	6,188,860	320,728,417

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2022 (unaudited)

Investments	Shares	Value ($)
British American Tobacco plc	19,154,797	750,554,939
Haleon plc*	33,898,194	120,458,603
Lloyds Banking Group plc	480,854,718	266,229,268
Reckitt Benckiser Group plc	4,483,021	363,639,289
Unilever plc	12,894,404	628,229,881
		2,734,057,624
United States - 45.7%
Alleghany Corp.*	309,855	259,497,365
Alphabet, Inc., Class A*	2,694,360	313,407,955
Alphabet, Inc., Class C*	3,845,066	448,488,498
American Express Co.	2,387,850	367,776,657
Analog Devices, Inc.	2,464,848	423,855,262
Bank of New York Mellon Corp. (The)	11,504,615	499,990,568
Becton Dickinson and Co.	1,130,197	276,118,429
Berkshire Hathaway, Inc., Class A*	728	328,837,600
Boston Properties, Inc., REIT	2,016,228	183,799,344
Brown & Brown, Inc.	4,378,920	285,067,692
CH Robinson Worldwide, Inc. (a)	7,426,526	822,116,428
Charles Schwab Corp. (The)	2,951,646	203,811,156
Colgate-Palmolive Co.	7,382,261	581,279,231
Comcast Corp., Class A	20,976,453	787,036,517
Cummins, Inc.	1,455,755	322,173,139
Deere & Co.	725,504	248,978,463
DENTSPLY SIRONA, Inc.	6,900,950	249,538,352
Douglas Emmett, Inc., REIT	7,799,611	184,382,804
DR Horton, Inc.	1,345,092	104,957,529
Elevance Health, Inc.	1,418,918	676,965,778
Embecta Corp.*	226,039	6,652,328
Equity Residential, REIT	3,778,751	296,216,291
Expeditors International of Washington, Inc.	1,875,971	199,321,919
Exxon Mobil Corp.	14,460,804	1,401,685,732
Fidelity National Information Services, Inc.	1,678,512	171,476,786
Flowserve Corp. (a)	7,892,216	267,072,589
GSK plc	8,517,295	178,950,155
HCA Healthcare, Inc.	3,109,934	660,612,180
IPG Photonics Corp.* (a)	2,614,513	278,654,796
J G Boswell Co.	2,485	2,323,475
Kraft Heinz Co. (The)	4,471,740	164,694,184
Meta Platforms, Inc., Class A*	3,855,034	613,335,909
Microsoft Corp.	1,716,838	481,985,100
Mills Music Trust (a)	31,592	1,168,904
Nestle SA (Registered)	3,244,877	397,586,010
Newmont Corp.	8,146,008	368,851,242
NOV, Inc. (a)	25,757,590	479,348,750
Oracle Corp.	18,452,220	1,436,320,805
Philip Morris International, Inc.	7,595,711	737,923,324
PPG Industries, Inc.	818,610	105,838,087
Ross Stores, Inc.	2,633,277	213,980,089
Royal Gold, Inc.	1,295,545	135,734,250
RPM International, Inc.	174,428	15,768,291
Salesforce, Inc.*	1,385,077	254,881,870
Schlumberger NV	20,584,758	762,253,589
Scotts Miracle-Gro Co. (The)	1,268,148	112,801,765
Teradata Corp.* (a)	8,288,901	317,382,019
Texas Instruments, Inc.	2,333,362	417,415,128
Travelers Cos., Inc. (The)	2,167,437	343,972,252
UGI Corp.	6,123,570	264,293,281
Union Pacific Corp.	1,281,211	291,219,260
Universal Health Services, Inc., Class B	3,368,166	378,817,630
US Bancorp	6,565,740	309,902,928
W R Berkley Corp.	3,409,391	213,189,219
Walmart, Inc.	1,383,386	182,676,121
Wells Fargo & Co.	6,275,140	275,290,392
Weyerhaeuser Co., REIT	10,715,864	389,200,180
Willis Towers Watson plc	2,553,725	528,467,852
		21,225,343,449
TOTAL COMMON STOCKS (Cost $27,524,120,338)		37,968,507,546

Investments	Ounces	Value ($)
COMMODITIES - 10.7%

Gold bullion* (Cost $2,982,101,834)	2,823,783	4,975,082,147

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.3%

Colombia - 0.2%
Titulos de Tesoreria
Series B, 5.75%, 11/3/2027	COP	504,289,700,000	90,992,545

Indonesia - 0.2%
Republic of Indonesia
8.38%, 3/15/2024	IDR	853,795,000,000	60,210,320

Malaysia - 0.2%
Malaysia Government Bond
3.42%, 8/15/2022	MYR	443,682,000	99,732,829

Mexico - 0.4%
Mex Bonos Desarr Fix Rt
Series M, 8.00%, 12/7/2023	MXN	911,940,000	43,885,672
Series M 20, 10.00%, 12/5/2024	MXN	816,590,000	40,712,733
Series M, 5.75%, 3/5/2026	MXN	1,813,230,000	80,546,887
			165,145,292
Peru - 0.1%
Republic of Peru
8.20%, 8/12/2026‡ (b)	PEN	221,343,000	58,233,784

South Korea - 0.2%
Republic of Korea
1.25%, 3/10/2026	KRW	131,948,880,000	95,273,811
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 661,943,626)			569,588,581

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0% (c)

United States - 0.0% (c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $5,091,208)	5,467,000	5,521,670

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0% (c)

Switzerland - 0.0% (c)
Cie Financiere Richemont SA, expiring 11/22/2023* (Cost $–)	11,129,290	8,067,668

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 6.2%

COMMERCIAL PAPER - 6.1%
Apple, Inc.
1.30%, 9/12/2022 (b)(d)	75,000,000	74,790,469
2.23%, 9/15/2022 (b)(d)	88,100,000	87,836,640
Avery Dennison Corp.
2.45%, 8/1/2022 (d)	17,526,000	17,522,464
BASF SE
2.65%, 10/13/2022 (d)	50,000,000	49,710,461
BNG Bank NV
1.24%, 8/5/2022 (b)(d)	84,000,000	83,962,596
BP Capital Markets plc
2.30%, 8/1/2022 (b)(d)	30,670,000	30,663,943
1.25%, 8/11/2022 (d)	62,133,000	62,079,151
1.22%, 8/16/2022 (d)	49,698,000	49,636,772
1.22%, 8/17/2022 (d)	49,500,000	49,435,158
CenterPoint Energy Resources Corp.
2.50%, 8/1/2022 (d)	29,794,000	29,787,760
CenterPoint Energy, Inc.
2.50%, 8/1/2022 (d)	10,906,000	10,903,716
Duke Energy Corp.
2.50%, 8/1/2022 (b)(d)	28,917,000	28,910,925
Engie SA
1.18%, 8/1/2022 (d)	75,000,000	74,984,687
1.31%, 8/3/2022 (d)	51,900,000	51,882,340
1.33%, 8/9/2022 (d)	43,550,000	43,517,331
1.28%, 8/10/2022 (d)	37,161,000	37,130,577
1.48%, 9/8/2022 (b)(d)	26,112,000	26,038,219
Entergy Corp.
2.50%, 8/1/2022 (b)(d)	24,098,000	24,092,867
Export Development Canada
1.30%, 8/22/2022 (d)	45,600,000	45,525,672
1.77%, 9/27/2022 (d)	45,500,000	45,314,966
General Motors Financial Co., Inc.
2.73%, 8/1/2022 (d)	58,153,000	58,139,770
Hydro-Quebec
1.51%, 8/2/2022 (b)(d)	35,200,000	35,191,157
1.28%, 9/1/2022 (b)(d)	40,341,000	40,253,485
1.28%, 9/8/2022 (b)(d)	56,850,000	56,700,566
2.56%, 10/24/2022 (d)	22,542,000	22,404,011
2.66%, 11/18/2022 (d)	29,600,000	29,353,018
Kreditanstalt fuer Wiederaufbau
1.49%, 9/6/2022 (b)(d)	53,022,000	52,920,905
2.62%, 10/20/2022 (b)(d)	100,000,000	99,406,550
2.71%, 11/1/2022 (b)(d)	70,000,000	69,499,772
L'Oreal SA
1.32%, 9/7/2022 (b)(d)	60,000,000	59,845,133
1.53%, 9/22/2022 (b)(d)	48,839,000	48,664,401
2.11%, 10/6/2022 (b)(d)	50,000,000	49,768,754
LVMH Moet Hennessy Louis Vuitton SE
1.10%, 8/2/2022 (d)	50,000,000	49,986,884
1.15%, 8/4/2022 (b)(d)	20,000,000	19,992,110
1.20%, 8/9/2022 (b)(d)	40,000,000	39,970,984
1.30%, 8/19/2022 (d)	33,766,000	33,719,082
1.41%, 9/9/2022 (b)(d)	39,568,000	39,458,133
MetLife Short Term Funding LLC
1.41%, 9/6/2022 (b)(d)	38,555,000	38,457,723
2.06%, 9/27/2022 (d)	27,971,000	27,860,514
Nestle Finance International Ltd.
1.00%, 8/10/2022 (b)(d)	60,000,000	59,955,320
NextEra Energy Capital Holdings, Inc.
2.45%, 8/1/2022 (d)	10,595,000	10,592,805
NRW Bank
1.29%, 8/4/2022 (b)(d)	21,000,000	20,992,269
1.26%, 8/8/2022 (b)(d)	37,161,000	37,138,146
1.26%, 8/9/2022 (b)(d)	37,161,000	37,135,849
1.32%, 8/18/2022 (b)(d)	50,000,000	49,937,139
1.40%, 9/7/2022 (b)(d)	79,136,000	78,926,465
1.51%, 9/13/2022 (b)(d)	70,000,000	69,785,065
2.64%, 10/21/2022 (b)(d)	47,458,000	47,164,552
2.62%, 10/25/2022 (b)(d)	65,000,000	64,573,701
Ontario Teachers' Finance Trust
1.82%, 10/4/2022 (d)	52,414,000	52,167,398
Province of Quebec
1.28%, 9/2/2022 (b)(d)	71,474,000	71,312,439
PSP Capital, Inc.
1.26%, 8/8/2022 (d)	43,900,000	43,872,026
1.33%, 8/12/2022 (b)(d)	74,605,000	74,538,299
1.37%, 8/17/2022 (b)(d)	20,237,000	20,212,381
1.39%, 8/18/2022 (d)	49,697,000	49,633,305
1.43%, 8/25/2022 (d)	23,091,000	23,050,891

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
1.43%, 8/26/2022 (d)	37,608,000	37,540,226
2.15%, 9/23/2022 (b)(d)	27,000,000	26,895,882
2.64%, 10/18/2022 (b)(d)	46,700,000	46,419,660
Reckitt Benckiser Treasury Services plc
2.05%, 8/10/2022 (b)(d)	60,000,000	59,951,880
Unilever Finance Netherlands BV
1.48%, 9/14/2022 (b)(d)	62,961,000	62,768,079
Walmart, Inc.
1.68%, 8/8/2022 (b)(d)	6,500,000	6,495,802
TOTAL COMMERCIAL PAPER (Cost $2,848,200,996)		2,846,379,245

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
1.73%, 9/1/2022 (d)(e)	15,000,000	14,972,487
2.08%, 9/15/2022 (d)	15,000,000	14,960,461
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,938,841)		29,932,948

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares 1.78% (f) (Cost $89,177)	89,177	89,177
TOTAL SHORT-TERM INVESTMENTS (Cost $2,878,229,014)		2,876,401,370

Total Investments - 99.9% (Cost $34,051,486,020)		46,403,168,982
Other assets less liabilities - 0.1%		66,406,579
Net Assets - 100.0%		46,469,575,561

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2022 amounted to $1,898,862,044, which represents approximately 4.09% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown was the current yield as of July 31, 2022.
(e)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(f)	Represents 7-day effective yield as of July 31, 2022.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2022 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	91,365,186	GBP	72,859,000	Goldman Sachs	8/17/2022	2,605,922
Total unrealized appreciation						2,605,922
USD	82,796,676	GBP	69,532,000	JPMorgan Chase Bank	9/21/2022	(1,979,428)
Total unrealized depreciation						(1,979,428)
Net unrealized appreciation						626,494

Abbreviations
ADR	American Depositary Receipt
COP	Colombian Peso
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.6%
Air Freight & Logistics	2.2
Auto Components	0.4
Banks	2.9
Beverages	1.5
Capital Markets	1.5
Chemicals	1.3
Commercial Services & Supplies	0.9
Commodities	10.7
Construction Materials	0.3
Consumer Finance	0.8
Diversified Financial Services	2.8
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	2.6
Entertainment	0.0 *
Equity Real Estate Investment Trusts (REITs)	2.2
Food & Staples Retailing	0.4
Food Products	2.8
Foreign Government Securities	1.3
Gas Utilities	0.6
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	3.7
Hotels, Restaurants & Leisure	0.7
Household Durables	1.0
Household Products	2.6
Industrial Conglomerates	1.1
Insurance	5.8
Interactive Media & Services	3.3
Internet & Direct Marketing Retail	1.6
IT Services	0.4
Leisure Products	0.5
Machinery	4.6
Media	1.7
Metals & Mining	3.0
Oil, Gas & Consumable Fuels	4.1
Personal Products	1.6
Pharmaceuticals	1.3
Real Estate Management & Development	1.8
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	2.7
Software	5.4
Specialty Retail	0.6
Technology Hardware, Storage & Peripherals	0.3
Textiles, Apparel & Luxury Goods	1.7
Tobacco	3.9
Trading Companies & Distributors	0.2
Short-Term Investments	6.2
Total Investments	99.9%

*	Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2022 (unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2022	Market Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July31, 2022	Dividend Income
Common Stocks - 4.7%
Japan - 0.2%
Chofu Seisakusho Co. Ltd.	3,224,200	$58,257,118	$-	$-	$-	$(13,197,051)	$45,060,067	$836,688
T Hasegawa Co. Ltd.	3,002,800	73,329,979	-	-	-	(4,478,710)	68,851,269	760,995
		131,587,097	-	-	-	(17,675,761)	113,911,336	1,597,683

United Kingdom - 0.7%
Berkeley Group Holdings plc*	6,188,860	283,752,032	73,313,097	-	-	(36,336,712)	320,728,417	-

United States - 4.7%
CH Robinson Worldwide, Inc.	7,426,526	720,298,757	-	-	-	101,817,671	822,116,428	12,253,768
Flowserve Corp.	7,892,216	265,336,302	-	-	-	1,736,287	267,072,589	4,735,330
IPG Photonics Corp.*	2,614,513	268,210,435	112,858,114	-	-	(102,413,753)	278,654,796	-
Mills Music Trust	31,592	1,927,112	-	-	-	(758,208)	1,168,904	51,621
NOV, Inc.	25,757,590	347,665,829	14,211,664	-	-	117,471,257	479,348,750	3,719,677
Teradata Corp.*	8,288,901	546,281,084	-	(67,372,579)	9,737,052	(171,263,538)	317,382,019	-
		2,149,719,519	127,069,778	(67,372,579)	9,737,052	(53,410,284)	2,165,743,486	20,760,396
Total Common Stocks		2,565,058,648	200,382,875	(67,372,579)	9,737,052	(107,422,757)	2,600,383,239	22,358,079
Total		$2,565,058,648	$200,382,875	$(67,372,579)	$9,737,052	$(107,422,757)	$2,600,383,239	$22,358,079

*  Non-income producing security.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2022 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 83.4%

Australia - 0.3%
Newcrest Mining Ltd.	2,725,136	36,724,629

Belgium - 2.4%
Groupe Bruxelles Lambert SA	3,140,042	277,941,238
Legris Industries SE*‡ (a)(b)(c)	905,366	17,886,616
		295,827,854
Brazil - 2.9%
Ambev SA, ADR	72,445,785	204,297,114
Itausa SA (Preference)	47,442,852	79,131,020
Wheaton Precious Metals Corp.	2,256,314	77,391,570
		360,819,704
Canada - 7.2%
Agnico Eagle Mines Ltd.	717,589	30,854,282
Barrick Gold Corp.	3,513,293	55,299,232
Franco-Nevada Corp.	224,985	28,808,551
Imperial Oil Ltd.	8,488,821	406,824,368
Nutrien Ltd.	2,312,816	198,115,819
Power Corp. of Canada	6,759,452	183,693,670
		903,595,922
Chile - 0.9%
Cia Cervecerias Unidas SA, ADR (b)	9,392,572	108,390,281

China - 2.5%
Alibaba Group Holding Ltd.*	12,408,428	139,513,770
Prosus NV*	2,571,207	167,732,711
		307,246,481
Faroe Islands - 0.4%
Bakkafrost P/F	801,656	55,888,054

France - 6.5%
Danone SA	5,117,957	282,199,994
Euroapi SA*	83,362	1,406,313
Laurent-Perrier (b)	558,938	56,897,753
Legrand SA	812,472	66,516,034
LVMH Moet Hennessy Louis Vuitton SE	33,358	23,162,288
Sanofi	1,917,334	190,532,287
Sodexo SA	1,804,517	146,623,578
Wendel SE	493,657	45,436,037
		812,774,284
Germany - 1.8%
Brenntag SE	628,298	44,134,876
FUCHS PETROLUB SE (Preference)	2,322,615	69,592,662
Henkel AG & Co. KGaA (Preference)	1,698,517	108,506,997
		222,234,535
Hong Kong - 4.9%
CK Asset Holdings Ltd.	19,475,000	137,877,756
Great Eagle Holdings Ltd.	22,777,700	49,538,452
Guoco Group Ltd.	7,806,340	76,758,665
Hongkong Land Holdings Ltd.	15,883,500	82,563,453
Hysan Development Co. Ltd.	17,500,405	53,649,038
Jardine Matheson Holdings Ltd.	3,892,300	205,575,117
		605,962,481
Ireland - 0.5%
CRH plc	1,586,739	60,889,776

Japan - 17.0%
As One Corp.	1,404,380	66,633,778
Chofu Seisakusho Co. Ltd. (b)	1,829,100	25,562,734
Daiichikosho Co. Ltd. (b)	2,866,280	81,302,372
FANUC Corp.	1,259,640	217,238,269
Hirose Electric Co. Ltd.	919,830	132,147,847
Hoshizaki Corp.	2,503,800	74,693,421
Hoya Corp.	156,813	15,711,352
Kansai Paint Co. Ltd.	3,986,530	57,326,861
Keyence Corp.	188,800	74,829,403
Komatsu Ltd.	3,814,300	88,180,482
Mitsubishi Electric Corp.	11,266,300	118,907,082
Mitsubishi Estate Co. Ltd.	15,918,150	236,410,251
MS&AD Insurance Group Holdings, Inc.	4,764,500	154,519,229
Nagaileben Co. Ltd.	1,687,224	25,711,508
Nihon Kohden Corp.	1,127,700	25,231,376
Olympus Corp.	840,372	17,985,788
Pilot Corp.	477,500	18,249,975
Secom Co. Ltd.	3,108,600	207,623,726
Shimano, Inc.	694,470	116,008,616
SK Kaken Co. Ltd.	87,561	22,623,217
SMC Corp.	208,990	102,997,923
Sompo Holdings, Inc.	4,122,000	183,969,924
T Hasegawa Co. Ltd.	1,906,436	43,712,714
USS Co. Ltd.	560,300	10,994,504
Yokogawa Electric Corp.	13,600	241,173
		2,118,813,525
Mexico - 1.8%
Fomento Economico Mexicano SAB de CV, ADR	2,680,317	166,126,048
Fresnillo plc	1,426,722	12,825,057
Grupo Mexico SAB de CV, Series B	6,905,948	27,304,673
Industrias Penoles SAB de CV	2,246,692	22,601,927
		228,857,705
Netherlands - 2.4%
HAL Trust	631,823	83,439,197
Shell plc	8,311,366	221,507,556
		304,946,753
Norway - 1.0%
Orkla ASA	13,903,113	120,015,551

Singapore - 2.2%
ComfortDelGro Corp. Ltd.	20,481,815	21,072,735
Haw Par Corp. Ltd. (b)	19,447,213	155,020,243
United Overseas Bank Ltd.	828,500	16,529,686

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

Investments	Shares	Value ($)
UOL Group Ltd.	14,128,300	76,333,531
		268,956,195
South Korea - 3.9%
Fursys, Inc. (b)	872,463	21,277,341
Hyundai Mobis Co. Ltd.	505,396	88,953,315
KT&G Corp.	2,525,785	159,197,879
Lotte Confectionery Co. Ltd.	104,605	9,465,302
Lotte Corp.	772,717	22,240,194
Namyang Dairy Products Co. Ltd.	4,387	1,246,640
Namyang Dairy Products Co. Ltd. (Preference) (b)	15,711	2,487,537
NAVER Corp.	258,729	51,756,492
NongShim Co. Ltd.	203,663	43,834,930
Samsung Electronics Co. Ltd. (Preference)	1,863,921	81,918,684
		482,378,314
Sweden - 2.6%
Industrivarden AB, Class A	123,708	3,227,794
Industrivarden AB, Class C	1,572,517	40,571,354
Investor AB, Class A	2,230,372	45,857,075
Investor AB, Class B	8,384,352	156,466,455
Svenska Handelsbanken AB, Class A	8,041,032	72,304,272
		318,426,950
Switzerland - 3.3%
Cie Financiere Richemont SA (Registered)	2,359,440	284,495,631
Schindler Holding AG	663,525	129,691,821
		414,187,452
Taiwan - 1.8%
Taiwan Secom Co. Ltd.	8,545,694	29,327,824
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,158,747	191,005,934
		220,333,758
Thailand - 0.8%
Bangkok Bank PCL, NVDR	21,880,059	79,574,752
Thai Beverage PCL	52,214,985	24,420,219
		103,994,971
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	9,784,125	37,992,008

United Kingdom - 10.6%
BAE Systems plc	13,135,620	123,458,349
Berkeley Group Holdings plc*	2,318,964	120,176,843
British American Tobacco plc	8,552,722	335,126,900
Great Portland Estates plc, REIT	3,302,520	24,998,626
Haleon plc*	13,608,475	48,358,266
Hiscox Ltd.	6,004,458	65,380,893
Lloyds Banking Group plc	234,516,419	129,841,992
Reckitt Benckiser Group plc	2,333,629	189,291,817
Unilever plc	5,850,523	285,044,068
		1,321,677,754
United States - 5.4%
GSK plc	4,302,483	90,396,070
Nestle SA (Registered)	1,501,631	183,990,788
Newmont Corp.	2,780,792	125,914,262
Royal Gold, Inc.	407,717	42,716,510
Willis Towers Watson plc	1,144,034	236,746,396
		679,764,026
TOTAL COMMON STOCKS (Cost $8,354,557,059)		10,390,698,963

Investments	Ounces	Value ($)
COMMODITIES - 10.5%

Gold bullion* (Cost $683,384,205)	741,216	1,305,911,739

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 2.5%

Colombia - 0.3%
Titulos de Tesoreria
Series B, 5.75%, 11/3/2027	COP	231,789,600,000	41,823,432

Indonesia - 0.2%
Republic of Indonesia
8.38%, 3/15/2024	IDR	267,431,000,000	18,859,452

Malaysia - 0.3%
Malaysia Government Bond
3.42%, 8/15/2022	MYR	181,499,000	40,798,159

Mexico - 0.5%
Mex Bonos Desarr Fix Rt
Series M, 8.00%, 12/7/2023	MXN	377,210,000	18,152,636
Series M 20, 10.00%, 12/5/2024	MXN	388,030,000	19,346,014
Series M, 5.75%, 3/5/2026	MXN	665,860,000	29,578,680
			67,077,330
Peru - 0.2%
Republic of Peru
8.20%, 8/12/2026‡ (d)	PEN	90,458,000	23,798,862

Singapore - 0.6%
Republic of Singapore
3.13%, 9/1/2022	SGD	97,397,000	70,528,901

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

Investments	Principal Amount ($)		Value ($)

South Korea - 0.4%
Republic of Korea
1.25%, 3/10/2026	KRW	59,926,230,000	43,269,790

TOTAL FOREIGN GGOVERNMENT SECURITIES (Cost 347,860,438)			306,155,926

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0% (e)

Switzerland - 0.0% (e)
Cie Financiere Richemont SA, expiring 11/22/2023* (Cost $–)	4,875,589	3,534,335

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.5%

COMMERCIAL PAPER - 3.4%
Avery Dennison Corp.
2.45%, 8/1/2022 (f)	8,151,000	8,149,356
BNG Bank NV
1.24%, 8/5/2022 (d)(f)	16,000,000	15,992,876
BP Capital Markets plc
2.30%, 8/1/2022 (d)(f)	14,263,000	14,260,183
1.25%, 8/11/2022 (f)	21,467,000	21,448,395
CenterPoint Energy Resources Corp.
2.50%, 8/1/2022 (f)	13,856,000	13,853,098
CenterPoint Energy, Inc.
2.50%, 8/1/2022 (f)	5,094,000	5,092,933
Duke Energy Corp.
2.50%, 8/1/2022 (d)(f)	13,448,000	13,445,175
Engie SA
1.28%, 8/10/2022 (f)	12,839,000	12,828,489
1.48%, 9/8/2022 (d)(f)	1,288,000	1,284,361
Entergy Corp.
2.50%, 8/1/2022 (d)(f)	11,207,000	11,204,613
Erste Abwicklungsanstalt
1.46%, 8/25/2022 (d)(f)	29,000,000	28,949,627
General Motors Financial Co., Inc.
2.73%, 8/1/2022 (f)	26,999,000	26,992,858
Hydro-Quebec
1.28%, 9/1/2022 (d)(f)	8,456,000	8,437,655
1.28%, 9/8/2022 (d)(f)	20,000,000	19,947,429
2.56%, 10/24/2022 (f)	10,708,000	10,642,452
Kreditanstalt fuer Wiederaufbau
1.49%, 9/6/2022 (d)(f)	11,115,000	11,093,807
2.71%, 11/1/2022 (d)(f)	20,000,000	19,857,078
L'Oreal SA
1.32%, 9/7/2022 (d)(f)	25,000,000	24,935,472
1.53%, 9/22/2022 (d)(f)	5,461,000	5,441,477
LVMH Moet Hennessy Louis Vuitton SE
1.30%, 8/19/2022 (f)	9,984,000	9,970,127
1.41%, 9/9/2022 (d)(f)	8,295,000	8,271,968
NextEra Energy Capital Holdings, Inc.
2.45%, 8/1/2022 (f)	4,951,000	4,949,974
NRW Bank
1.29%, 8/4/2022 (d)(f)	4,000,000	3,998,527
1.26%, 8/8/2022 (d)(f)	12,839,000	12,831,104
1.26%, 8/9/2022 (d)(f)	12,839,000	12,830,310
1.40%, 9/7/2022 (d)(f)	16,589,000	16,545,076
1.51%, 9/13/2022 (d)(f)	5,000,000	4,984,648
2.64%, 10/21/2022 (d)(f)	22,542,000	22,402,615
2.62%, 10/25/2022 (d)(f)	10,000,000	9,934,416
Ontario Teachers' Finance Trust
1.82%, 10/4/2022 (f)	2,586,000	2,573,833
Province of Quebec
1.28%, 9/2/2022 (d)(f)	3,526,000	3,518,030
PSP Capital, Inc.
1.37%, 8/17/2022 (d)(f)	6,013,000	6,005,685
1.43%, 8/25/2022 (f)	7,609,000	7,595,783
1.43%, 8/26/2022 (f)	12,392,000	12,369,668
Unilever Finance Netherlands BV
1.48%, 9/14/2022 (d)(f)	7,039,000	7,017,432
TOTAL COMMERCIAL PAPER (Cost $419,911,314)		419,656,530

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
1.73%, 9/1/2022 (f)(g)	10,000,000	9,981,658
2.08%, 9/15/2022 (f)	10,000,000	9,973,641
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,959,228)		19,955,299

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (e)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 1.78% (h) (Cost $49,980)	49,980	49,980
TOTAL SHORT-TERM INVESTMENTS (Cost $439,920,522)		439,661,809

Total Investments - 99.9% (Cost $9,825,722,224)		12,445,962,772
Other assets less liabilities - 0.1%		14,563,150
Net Assets - 100.0%		12,460,525,922

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $17,886,616, which represents approximately 0.14% of net assets of the Fund.
(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Represents a security that is subject to legal or contractual restrictions on resale.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$19.76

(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2022 amounted to $306,988,426, which represents approximately 2.46% of net assets of the Fund.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown was the current yield as of July 31, 2022.
(g)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(h)	Represents 7-day effective yield as of July 31, 2022.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	38,673,360	GBP	30,840,000	Goldman Sachs	8/17/2022	1,103,043
Total unrealized appreciation						1,103,043
USD	35,412,801	GBP	29,747,000	JPMorgan Chase Bank	9/21/2022	(855,891)
Total unrealized depreciation						(855,891)
Net unrealized appreciation						247,152

Abbreviations
ADR	American Depositary Receipt
COP	Colombian Peso
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.0%
Auto Components	0.7
Banks	2.9
Beverages	4.5
Chemicals	3.3
Commercial Services & Supplies	2.3
Commodities	10.5
Construction Materials	0.5
Diversified Financial Services	5.2
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	1.7
Entertainment	0.7
Equity Real Estate Investment Trusts (REITs)	0.2
Food Products	5.6
Foreign Government Securities	2.5
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	1.2
Household Durables	1.2
Household Products	2.4
Industrial Conglomerates	2.8
Insurance	6.6
Interactive Media & Services	0.4
Internet & Direct Marketing Retail	2.5
Leisure Products	0.9
Machinery	5.0
Metals & Mining	3.5
Oil, Gas & Consumable Fuels	5.1
Personal Products	2.7
Pharmaceuticals	3.5
Real Estate Management & Development	5.1
Road & Rail	0.2
Semiconductors & Semiconductor Equipment	1.5
Specialty Retail	0.1
Technology Hardware, Storage & Peripherals	0.7
Textiles, Apparel & Luxury Goods	2.5
Tobacco	4.0
Trading Companies & Distributors	0.3
Short-Term Investments	3.5
Total Investments	99.9%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

Security Description	Shares at July 31, 2022	Market Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2022	Dividend Income
Common Stocks — 3.8%
Belgium — 0.1%
Legris Industries SE*‡ (a)(b)	905,366	$20,293,634	$–	$–	$–	$(2,407,018)	$17,886,616	$–
Chile — 0.9%
Cia Cervecerias Unidas SA, ADR	9,392,572	158,828,392	–	–	–	(50,438,111)	108,390,281	9,074,755
France — 0.5%
Laurent-Perrier	558,938	62,287,158	–	–	–	(5,389,405)	56,897,753	967,916
Japan — 0.9%
Chofu Seisakusho Co. Ltd.	1,829,100	33,049,468	–	–	–	(7,486,734)	25,562,734	474,656
Daiichikosho Co. Ltd.	2,866,280	104,073,016	–	–	–	(22,770,644)	81,302,372	1,206,979
		137,122,484	–	–	–	(30,257,378)	106,865,106	1,681,635
Singapore — 1.2%
Haw Par Corp. Ltd.	19,447,213	181,739,911	–	–	–	(26,719,668)	155,020,243	2,097,036
South Korea — 0.2%
Fursys, Inc.	872,463	29,143,019	–	–	–	(7,865,678)	21,277,341	674,804
Namyang Dairy Products Co. Ltd. (Preference)	15,711	3,049,776	–	–	–	(562,239)	2,487,537	11,610
		32,192,795	–	–	–	(8,427,917)	23,764,878	686,414

Total Common Stocks		592,464,374	–	–	–	(123,639,497)	468,824,877	14,507,756
Total		$592,464,374	$–	$–	$–	$(123,639,497)	$468,824,877	$14,507,756

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31,2022 amounted to $17,886,616, which represents approximately 0.14% of net assets of the Fund.
(b)	Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 79.4%

Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc.*	240,464	10,505,872

Air Freight & Logistics - 3.9%
CH Robinson Worldwide, Inc.	330,334	36,567,974
Expeditors International of Washington, Inc.	94,942	10,087,587
		46,655,561
Banks - 2.2%
US Bancorp	345,798	16,321,665
Wells Fargo & Co.	235,971	10,352,048
		26,673,713
Capital Markets - 3.1%
Bank of New York Mellon Corp. (The)	602,359	26,178,522
Charles Schwab Corp. (The)	153,075	10,569,829
		36,748,351
Chemicals - 2.0%
Nutrien Ltd. (Canada)	158,929	13,613,858
PPG Industries, Inc.	36,928	4,774,421
RPM International, Inc.	6,621	598,538
Scotts Miracle-Gro Co. (The)	48,948	4,353,925
		23,340,742
Consumer Finance - 1.4%
American Express Co.	111,474	17,169,226

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class A*	38	17,164,600

Electronic Equipment, Instruments & Components - 1.2%
IPG Photonics Corp.*	134,850	14,372,313

Energy Equipment & Services - 3.2%
NOV, Inc.	1,047,047	19,485,544
Schlumberger NV	506,556	18,757,769
		38,243,313
Equity Real Estate Investment Trusts (REITs) - 3.5%
Boston Properties, Inc.	76,634	6,985,955
Douglas Emmett, Inc.	297,081	7,022,995
Equity Residential	161,312	12,645,248
Weyerhaeuser Co.	417,520	15,164,326
		41,818,524
Food & Staples Retailing - 0.7%
Walmart, Inc.	58,370	7,707,759

Food Products - 0.6%
Kraft Heinz Co. (The)	206,681	7,612,061

Gas Utilities - 0.9%
UGI Corp.	242,612	10,471,134

Health Care Equipment & Supplies - 2.0%
Becton Dickinson and Co.	44,564	10,887,431
DENTSPLY SIRONA, Inc.	350,379	12,669,705
Embecta Corp.*	8,912	262,280
		23,819,416
Health Care Providers & Services - 7.1%
Elevance Health, Inc.	66,423	31,690,413
HCA Healthcare, Inc.	157,427	33,440,644
Universal Health Services, Inc., Class B	170,425	19,167,700
		84,298,757
Household Durables - 0.3%
DR Horton, Inc.	51,378	4,009,025

Household Products - 2.5%
Colgate-Palmolive Co.	384,427	30,269,782

Insurance - 5.8%
Alleghany Corp.*	19,289	16,154,152
Brown & Brown, Inc.	224,321	14,603,297
Travelers Cos., Inc. (The)	113,399	17,996,421
W R Berkley Corp.	130,903	8,185,365
Willis Towers Watson plc	60,742	12,569,949
		69,509,184
Interactive Media & Services - 5.2%
Alphabet, Inc., Class A*	145,960	16,978,067
Alphabet, Inc., Class C*	154,903	18,067,886
Meta Platforms, Inc., Class A*	170,629	27,147,074
		62,193,027
IT Services - 0.6%
Fidelity National Information Services, Inc.	63,699	6,507,490

Machinery - 3.5%
Cummins, Inc.	73,903	16,355,473
Deere & Co.	37,430	12,845,227
Flowserve Corp.	378,708	12,815,479
		42,016,179
Media - 2.9%
Comcast Corp., Class A	920,308	34,529,956

Metals & Mining - 2.5%
Agnico Eagle Mines Ltd. (Canada)	82,024	3,526,798
Barrick Gold Corp. (Canada)	311,133	4,897,234
Franco-Nevada Corp. (Canada)	21,527	2,756,458
Newcrest Mining Ltd. (Australia)	236,346	3,185,059
Newmont Corp.	261,386	11,835,558
Royal Gold, Inc.	38,764	4,061,304
		30,262,411
Oil, Gas & Consumable Fuels - 4.5%
Exxon Mobil Corp.	557,636	54,051,658

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

Investments	Shares	Value ($)
Road & Rail - 1.3%
Union Pacific Corp.	66,064	15,016,347

Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	126,112	21,686,219
Texas Instruments, Inc.	119,213	21,326,014
		43,012,233
Software - 8.5%
Microsoft Corp.	95,262	26,743,854
Oracle Corp.	616,514	47,989,450
Salesforce, Inc.*	61,730	11,359,555
Teradata Corp.*	406,388	15,560,596
		101,653,455
Specialty Retail - 0.7%
Ross Stores, Inc.	100,220	8,143,877

Tobacco - 3.4%
Philip Morris International, Inc.	414,932	40,310,644

TOTAL COMMON STOCKS (Cost $566,820,981)		948,086,610

Investments	Ounces	Value ($)
COMMODITIES - 10.9%

Gold bullion* (Cost $79,442,807)	73,531	129,550,421

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 2.5%

Oil, Gas & Consumable Fuels - 2.5%
Enterprise Products Partners LP	551,589	14,743,974
Magellan Midstream Partners LP	301,714	15,538,271

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $24,380,081)		30,282,245

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.4%

Diversified Financial Services - 0.3%
Mexico Remittances Funding Fiduciary Estate Management Sarl (Mexico)
4.88%, 1/15/2028 (a)	4,132,000	3,284,940

Food Products - 0.1%
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	666,000	664,335

Health Care Equipment & Supplies - 0.0% (b)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡	600,000	606,000

TOTAL CORPORATE BONDS (Cost $4,641,502)		4,555,275

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE PREFERRED STOCKS - 0.3%

Banks - 0.3%
Bank of America Corp.
Series L, 7.25% (c) (Cost $4,478,590)	3,250	4,043,163

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 6.1%

COMMERCIAL PAPER - 5.3%
Apple, Inc.
1.00%, 8/12/2022 (a)(d)	15,000,000	14,986,548
Avery Dennison Corp.
2.45%, 8/1/2022 (d)	2,558,000	2,557,484
BP Capital Markets plc (United Kingdom)
2.30%, 8/1/2022 (a)(d)	4,476,000	4,475,116
CenterPoint Energy Resources Corp.
2.50%, 8/1/2022 (d)	4,348,000	4,347,089
CenterPoint Energy, Inc.
2.50%, 8/1/2022 (d)	1,599,000	1,598,665
Duke Energy Corp.
2.50%, 8/1/2022 (a)(d)	4,220,000	4,219,114
Entergy Corp.
2.50%, 8/1/2022 (a)(d)	3,517,000	3,516,251
General Motors Financial Co., Inc.
2.73%, 8/1/2022 (d)	8,472,000	8,470,073
MetLife Short Term Funding LLC
1.41%, 9/6/2022 (a)(d)	5,000,000	4,987,385
NextEra Energy Capital Holdings, Inc.
2.45%, 8/1/2022 (d)	1,554,000	1,553,678
Philip Morris International, Inc.
1.31%, 8/24/2022 (d)	12,000,000	11,979,269
TOTAL COMMERCIAL PAPER (Cost $62,722,373)		62,690,672

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (b)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 1.78% (e) (Cost $9,880)	9,880	9,880

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 0.8%
U.S. Treasury Bills
2.08%, 9/15/2022 (d) (Cost $9,974,125)	10,000,000	9,973,640

TOTAL SHORT-TERM INVESTMENTS (Cost $72,706,378)		72,674,192

Total Investments - 99.6% (Cost $752,470,339)		1,189,191,906
Other assets less liabilities - 0.4%		4,193,480
Net Assets - 100.0%		1,193,385,386

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2022 amounted to $36,133,689, which represents approximately 3.03% of net assets of the Fund.
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on July 31, 2022. The maturity date reflects the next call date.
(d)	The rate shown was the current yield as of July 31, 2022.
(e)	Represents 7-day effective yield as of July 31, 2022.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.9%
Air Freight & Logistics	3.9
Banks	2.5
Capital Markets	3.1
Chemicals	2.0
Commodities	10.9
Consumer Finance	1.4
Diversified Financial Services	1.7
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	3.2
Equity Real Estate Investment Trusts (REITs)	3.5
Food & Staples Retailing	0.7
Food Products	0.7
Gas Utilities	0.9
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	7.1
Household Durables	0.3
Household Products	2.5
Insurance	5.8
Interactive Media & Services	5.2
IT Services	0.6
Machinery	3.5
Media	2.9
Metals & Mining	2.5
Oil, Gas & Consumable Fuels	7.0
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	3.6
Software	8.5
Specialty Retail	0.7
Tobacco	3.4
Short-Term Investments	6.1
Total Investments	99.6%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2022 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 65.4%

Australia - 4.5%
Newcrest Mining Ltd.	6,453,158	86,964,406

Brazil - 9.3%
Wheaton Precious Metals Corp.	5,242,343	179,812,365

Canada - 36.6%
Agnico Eagle Mines Ltd.	2,072,024	89,091,126
Alamos Gold, Inc., Class A	11,565,599	91,401,243
B2Gold Corp.	25,330,330	88,618,077
Barrick Gold Corp.	6,871,570	108,158,512
Dundee Precious Metals, Inc. (a)	13,440,008	64,967,123
Franco-Nevada Corp.	659,875	84,494,712
Kinross Gold Corp.	4,330,528	14,767,101
MAG Silver Corp.*	4,660,224	64,960,367
Novagold Resources, Inc.*	16,092,763	78,532,683
Orla Mining Ltd.*	6,508,741	19,619,492
		704,610,436
Mexico - 2.7%
Fresnillo plc	4,277,558	38,451,728
Industrias Penoles SAB de CV	1,403,600	14,120,345
		52,572,073
United States - 12.3%
Newmont Corp.	3,274,053	148,249,120
Royal Gold, Inc.	839,754	87,981,026
		236,230,146
TOTAL COMMON STOCKS (Cost $1,008,543,070)		1,260,189,426

Investments	Ounces	Value ($)
COMMODITIES - 24.3%

Gold bullion*	233,383	411,184,950
Silver bullion	2,776,530	56,293,871
TOTAL COMMODITIES (Cost $338,344,426)		467,478,821

Investments	Number of Rights	Value ($)
RIGHTS - 0.2%

Canada - 0.2%
Pan American Silver Corp., CVR, expiring 2/22/2029* (Cost $45,973,715)	6,835,667	4,518,376

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 10.0%

COMMERCIAL PAPER - 10.0%
Avery Dennison Corp.
2.45%, 8/1/2022 (b)	8,563,000	8,561,272
BP Capital Markets plc
2.30%, 8/1/2022 (b)(c)	14,985,000	14,982,041
CenterPoint Energy Resources Corp.
2.50%, 8/1/2022 (b)	14,557,000	14,553,952
CenterPoint Energy, Inc.
2.50%, 8/1/2022 (b)	5,352,000	5,350,879
Duke Energy Corp.
2.50%, 8/1/2022 (b)(c)	14,129,000	14,126,032
Engie SA
1.33%, 8/9/2022 (b)	22,000,000	21,983,497
Entergy Corp.
2.50%, 8/1/2022 (b)(c)	11,774,000	11,771,492
General Motors Financial Co., Inc.
2.73%, 8/1/2022 (b)	28,364,000	28,357,547
Hydro-Quebec
1.28%, 9/1/2022 (b)(c)	2,178,000	2,173,275
Kreditanstalt fuer Wiederaufbau
1.49%, 9/6/2022 (b)(c)	2,863,000	2,857,541
LVMH Moet Hennessy Louis Vuitton SE
1.41%, 9/9/2022 (b)(c)	2,137,000	2,131,066
MetLife Short Term Funding LLC
1.41%, 9/6/2022 (b)(c)	1,945,000	1,940,093
NextEra Energy Capital Holdings, Inc.
2.45%, 8/1/2022 (b)	5,202,000	5,200,922
NRW Bank
1.40%, 9/7/2022 (b)(c)	4,275,000	4,263,681
PSP Capital, Inc.
2.15%, 9/23/2022 (b)(c)	20,000,000	19,922,876
Walmart, Inc.
1.68%, 8/8/2022 (b)(c)	35,000,000	34,977,396
TOTAL COMMERCIAL PAPER (Cost $193,224,344)		193,153,562

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (d)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 1.78% (e) (Cost $31,404)	31,404	31,404
TOTAL SHORT-TERM INVESTMENTS (Cost $193,255,748)		193,184,966

Total Investments - 99.9% (Cost $1,586,116,959)		1,925,371,589
Other assets less liabilities - 0.1%		2,422,206
Net Assets - 100.0%		1,927,793,795

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2022 (unaudited)

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of July 31, 2022.
(c)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2022 amounted to $109,145,493, which represents approximately 5.66% of net assets of the Fund.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of July 31, 2022.

Abbreviations
CVR	Contingent Value Rights

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	24.3%
Metals & Mining	65.6
Short-Term Investments	10.0
Total Investments	99.9%

Affiliated Securities

Security Description	Shares at July 31, 2022	Market Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2022	Dividend Income
Common Stock — 3.4%
Canada — 3.4%
Dundee Precious Metals, Inc.	13,440,008	$88,398,243	$-	$-	$-	$(23,431,120)	$64,967,123	$1,260,361
Total Common Stock		88,398,243	-	-	-	(23,431,120)	64,967,123	1,260,361
Total		$88,398,243	$-	$-	$-	$(23,431,120)	$64,967,123	$1,260,361

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2022 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 66.4%

Belgium - 1.9%
Groupe Bruxelles Lambert SA	302,863	26,807,959

Brazil - 1.8%
Ambev SA, ADR	4,363,551	12,305,214
Itausa SA (Preference)	3,628,050	6,051,308
Wheaton Precious Metals Corp. (a)	213,678	7,329,155
		25,685,677
Canada - 3.2%
Agnico Eagle Mines Ltd.	16,806	722,610
Franco-Nevada Corp.	42,649	5,461,057
Franco-Nevada Corp. (a)	28,282	3,619,530
Imperial Oil Ltd.	254,278	12,186,202
Nutrien Ltd. (a)	28,543	2,444,994
Power Corp. of Canada	800,801	21,762,426
		46,196,819
Chile - 1.3%
Cia Cervecerias Unidas SA, ADR	1,101,078	12,706,440
Quinenco SA	2,083,758	5,665,528
		18,371,968
France - 3.5%
Danone SA	409,081	22,556,394
Euroapi SA*	6,574	110,903
Sanofi	151,208	15,026,076
Sodexo SA	147,121	11,954,117
Wendel SE	15,480	1,424,775
		51,072,265
Germany - 1.5%
Brenntag SE	46,330	3,254,457
FUCHS PETROLUB SE (Preference)	285,935	8,567,489
Henkel AG & Co. KGaA (Preference)	149,355	9,541,301
		21,363,247
Hong Kong - 4.7%
CK Asset Holdings Ltd.	2,196,000	15,547,089
Great Eagle Holdings Ltd.	1,662,774	3,616,311
Guoco Group Ltd.	167,700	1,648,971
Hongkong Land Holdings Ltd.	2,123,300	11,037,050
Hysan Development Co. Ltd.	1,193,083	3,657,501
Jardine Matheson Holdings Ltd.	564,100	29,793,419
Mandarin Oriental International Ltd.*	1,047,200	2,078,692
		67,379,033
Japan - 3.0%
Daiwa Industries Ltd.	136,700	1,164,433
FANUC Corp.	31,300	5,398,017
Komatsu Ltd.	144,200	3,333,672
Mitsubishi Electric Corp.	321,100	3,388,962
MS&AD Insurance Group Holdings, Inc.	232,800	7,550,021
Secom Co. Ltd.	213,100	14,232,972
Sompo Holdings, Inc.	123,400	5,507,493
USS Co. Ltd.	123,600	2,425,345
		43,000,915
Mexico - 2.0%
Coca-Cola Femsa SAB de CV, ADR	204,479	12,315,770
Fomento Economico Mexicano SAB de CV, ADR	162,836	10,092,575
Fresnillo plc	178,369	1,603,391
Grupo Mexico SAB de CV, Series B	1,133,020	4,479,724
		28,491,460
Netherlands - 0.4%
HAL Trust	39,727	5,246,389

Norway - 1.1%
Orkla ASA	1,923,187	16,601,487

Singapore - 0.9%
ComfortDelGro Corp. Ltd.	1,015,700	1,045,004
Haw Par Corp. Ltd.	509,900	4,064,584
United Overseas Bank Ltd.	212,400	4,237,665
UOL Group Ltd.	764,200	4,128,882
		13,476,135
South Korea - 1.9%
KT&G Corp.	337,338	21,262,100
Samsung Electronics Co. Ltd. (Preference)	131,938	5,798,630
		27,060,730
Sweden - 2.0%
Industrivarden AB, Class A	10,611	276,863
Industrivarden AB, Class C	364,127	9,394,573
Investor AB, Class A	557,543	11,463,240
Svenska Handelsbanken AB, Class A	831,749	7,479,016
		28,613,692
Switzerland - 1.7%
Cie Financiere Richemont SA (Registered)	128,167	15,454,070
Schindler Holding AG	50,025	9,777,828
		25,231,898
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (a)	47,844	4,233,237

Thailand - 0.7%
Bangkok Bank PCL, NVDR	1,644,800	5,981,910
Thai Beverage PCL	9,335,100	4,365,896
		10,347,806
Turkey - 0.5%
Coca-Cola Icecek A/S	829,152	6,727,547

United Kingdom - 8.0%
BAE Systems plc	807,624	7,590,652
Berkeley Group Holdings plc*	196,307	10,173,317
British American Tobacco plc	901,943	35,341,422

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2022 (unaudited)

Investments	Shares	Value ($)
Haleon plc*	1,542,912	5,482,800
Hiscox Ltd.	50,159	546,168
Linde plc (a)	4,836	1,460,472
Lloyds Banking Group plc	9,591,729	5,310,542
Reckitt Benckiser Group plc	120,054	9,738,154
Unilever plc	828,457	40,363,358
		116,006,885
United States - 26.0%
American Express Co.	81	12,476
Analog Devices, Inc. (a)	37,082	6,376,621
Bank of New York Mellon Corp. (The) (a)	336,334	14,617,076
Becton Dickinson and Co. (a)	32,527	7,946,671
Boston Properties, Inc., REIT (a)	87,478	7,974,494
CH Robinson Worldwide, Inc. (a)	107,646	11,916,412
Colgate-Palmolive Co. (a)	260,791	20,534,683
Comcast Corp., Class A	408,942	15,343,504
Douglas Emmett, Inc., REIT	316,101	7,472,628
Elevance Health, Inc. (a)	15,305	7,302,015
Embecta Corp.*	6,505	191,442
Equity Residential, REIT (a)	195,826	15,350,800
Exxon Mobil Corp. (a)	542,728	52,606,625
Fidelity National Information Services, Inc. (a)	51,661	5,277,688
General Dynamics Corp. (a)	7,297	1,654,011
GSK plc	470,399	9,883,182
HCA Healthcare, Inc. (a)	86,699	18,416,602
IDACORP, Inc.	33,468	3,739,045
Kraft Heinz Co. (The)	148,824	5,481,188
Nestle SA (Registered)	266,076	32,601,573
Oracle Corp. (a)	114,325	8,899,058
Philip Morris International, Inc. (a)	278,352	27,041,897
Ross Stores, Inc. (a)	79,798	6,484,385
Royal Gold, Inc.	69,064	7,235,835
RPM International, Inc.	5,268	476,227
Schlumberger NV (a)	268,287	9,934,668
Scotts Miracle-Gro Co. (The) (a)	23,914	2,127,150
Texas Instruments, Inc. (a)	75,878	13,573,815
Travelers Cos., Inc. (The) (a)	30,204	4,793,375
UGI Corp.	152,737	6,592,129
Union Pacific Corp. (a)	6,543	1,487,224
Universal Health Services, Inc., Class B (a)	57,046	6,415,964
US Bancorp	261,038	12,320,994
Walmart, Inc. (a)	51,142	6,753,301
Wells Fargo & Co. (a)	267,858	11,750,930
Weyerhaeuser Co., REIT (a)	129,131	4,690,038
		375,275,726
TOTAL COMMON STOCKS (Cost $888,645,519)		957,190,875

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 10.3%

Australia - 0.3%
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026 (b)	1,643,000	1,708,720
Nufarm Australia Ltd.
5.00%, 1/27/2030 (b)	2,595,000	2,205,750
		3,914,470
Canada - 0.4%
Open Text Corp.
3.88%, 2/15/2028 (b)	1,106,000	1,017,477
Open Text Holdings, Inc.
4.13%, 2/15/2030 (b)	6,065,000	5,605,243
		6,622,720
Germany - 0.3%
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (b)(c)	3,879,000	3,346,568
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (b)(c)	1,336,632	1,188,694
		4,535,262
Mexico - 0.7%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028 (b)	13,186,000	10,482,870

Poland - 0.4%
Canpack SA
3.13%, 11/1/2025 (b)	420,000	376,824
3.88%, 11/15/2029 (b)	6,197,000	5,104,502
		5,481,326
United States - 8.2%
ACCO Brands Corp.
4.25%, 3/15/2029 (b)	7,873,000	6,821,649
Aircastle Ltd.
4.40%, 9/25/2023	984,000	974,348
American Airlines, Inc.
5.50%, 4/20/2026 (b)	3,422,000	3,365,503
5.75%, 4/20/2029 (b)	502,000	480,665
American Tower Corp.
REIT, 2.40%, 3/15/2025	115,000	110,230
AMN Healthcare, Inc.
4.63%, 10/1/2027 (b)	2,959,000	2,834,498
Andeavor Logistics LP
3.50%, 12/1/2022‡	111,000	109,980
Aramark Services, Inc.
5.00%, 4/1/2025 (b)	1,541,000	1,536,816
5.00%, 2/1/2028 (b)	194,000	189,538
Carnival Corp.
4.00%, 8/1/2028 (b)	1,206,000	1,052,235
Centene Corp.
4.25%, 12/15/2027	2,873,000	2,822,760

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
4.63%, 12/15/2029	450,000	443,812
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (b)	2,282,000	2,230,655
3.75%, 3/15/2029 (b)	1,522,000	1,404,476
CITGO Petroleum Corp.
7.00%, 6/15/2025 (b)	4,631,000	4,561,303
6.38%, 6/15/2026 (b)	5,182,000	4,974,720
DCP Midstream Operating LP
6.45%, 11/3/2036 (b)	773,000	771,067
Delta Air Lines, Inc.
4.50%, 10/20/2025 (b)	6,155,158	6,078,216
Domtar Corp.
6.75%, 10/1/2028 (b)	1,327,000	1,223,446
DT Midstream, Inc.
4.13%, 6/15/2029 (b)	2,310,000	2,138,506
Edgewell Personal Care Co.
5.50%, 6/1/2028 (b)	1,770,000	1,735,573
4.13%, 4/1/2029 (b)	3,061,000	2,747,753
Embecta Corp.
5.00%, 2/15/2030 (b)	2,773,000	2,436,744
6.75%, 2/15/2030 (b)	2,292,000	2,105,202
HCA, Inc.
5.88%, 2/15/2026	1,349,000	1,393,639
3.50%, 9/1/2030	1,588,000	1,449,034
Imola Merger Corp.
4.75%, 5/15/2029 (b)	3,133,000	2,929,355
Iron Mountain, Inc.
REIT, 5.25%, 3/15/2028 (b)	1,005,000	959,775
REIT, 5.00%, 7/15/2028 (b)	1,596,000	1,517,892
REIT, 4.88%, 9/15/2029 (b)	1,322,000	1,213,293
REIT, 5.25%, 7/15/2030 (b)	3,609,000	3,376,328
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (b)	1,583,000	1,475,302
Level 3 Financing, Inc.
3.75%, 7/15/2029 (b)	128,000	105,920
Mileage Plus Holdings LLC
6.50%, 6/20/2027 (b)	5,439,565	5,493,906
Pilgrim's Pride Corp.
5.88%, 9/30/2027 (b)	3,343,000	3,343,000
4.25%, 4/15/2031 (b)	2,699,000	2,418,979
Post Holdings, Inc.
5.75%, 3/1/2027 (b)	2,867,000	2,859,833
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (b)	2,635,000	2,388,751
Scotts Miracle-Gro Co. (The)
4.00%, 4/1/2031	2,357,000	1,944,525
4.38%, 2/1/2032	2,158,000	1,769,560
Scripps Escrow II, Inc.
5.38%, 1/15/2031 (b)	64,000	53,600
SEG Holding LLC
5.63%, 10/15/2028 (b)	5,461,000	4,915,179
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,520,000	1,512,736
Sprint Communications LLC
6.00%, 11/15/2022	1,800,000	1,809,828
Sylvamo Corp.
7.00%, 9/1/2029 (b)	2,234,000	2,063,801
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023 (b)	4,127,000	4,189,318
5.13%, 8/1/2030 (b)	2,000,000	1,833,546
Teleflex, Inc.
4.63%, 11/15/2027	2,919,000	2,870,749
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (d)(e)	5,074,000	4,812,932
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	3,393,151	3,421,027
Valvoline, Inc.
4.25%, 2/15/2030 (b)	923,000	837,512
WESCO Distribution, Inc.
7.25%, 6/15/2028 (b)	2,136,000	2,212,917
		118,321,932
TOTAL CORPORATE BONDS (Cost 157,856,030)		149,358,580

Investments	Ounces	Value ($)

COMMODITIES - 6.9%

Gold bullion* (Cost $69,667,432)	56,395	99,359,131

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 6.0%

U.S. Treasury Bonds
6.13%, 11/15/2027	12,417,400	14,462,875
U.S. Treasury Notes
2.63%, 12/31/2023	7,100,000	7,069,215
2.50%, 1/31/2024	13,853,900	13,760,819
1.75%, 6/30/2024	14,117,000	13,819,771
1.75%, 12/31/2024	16,847,000	16,409,373
1.75%, 3/15/2025	3,530,000	3,431,684
0.38%, 12/31/2025	11,250,000	10,365,381
1.75%, 12/31/2026	7,360,000	7,065,025
		86,384,143
TOTAL U.S. TREASURY OBLIGATIONS (Cost 88,843,378)		86,384,143

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2022 (unaudited)

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 3.8%

United States - 3.8%
Enterprise Products Partners LP (a)	1,030,430	27,543,394
Magellan Midstream Partners LP (a)	523,418	26,956,027
TOTAL MASTER LIMITED PARTNERSHIPS (Cost 45,847,879)		54,499,421

Investments	Principal Amount ($)	Value ($)

CONVERTIBLE PREFERRED STOCKS - 1.7%

United States - 1.7%
Bank of America Corp.
Series L, 7.25%, (d)	8,346	10,382,841
Wells Fargo & Co.
Series L, 7.50%, (d)	11,123	14,115,087
		24,497,928
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost 27,824,941)		24,497,928

Investments		Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.5%

Brazil - 0.3%
Notas do Tesouro Nacional
10.00%, 1/1/2025	BRL	21,000,000	3,831,795

Colombia - 0.3%
Republic of Colombia
3.00%, 1/30/2030		1,600,000	1,289,914
Titulos de Tesoreria
Series B, 5.75%, 11/3/2027	COP	19,880,400,000	3,587,161
			4,877,075
Mexico - 0.4%
Mex Bonos Desarr Fix Rt
Series M, 8.00%, 12/7/2023	MXN	68,770,000	3,309,448
Series M, 5.75%, 3/5/2026	MXN	56,800,000	2,523,156
			5,832,604
Singapore - 0.3%
Republic of Singapore
1.25%, 11/1/2026‡	SGD	5,150,000	3,534,409

South Korea - 0.2%
Republic of Korea
1.25%, 3/10/2026	KRW	4,480,550,000	3,235,185

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 23,821,538)			21,311,068

Investments	Shares	Value ($)

PREFERRED STOCKS - 1.1%

United States - 1.1%
Charles Schwab Corp. (The)
Series D 5.95%, 09/01/22 (d)	46,239	1,189,267
General American Investors Co., Inc.
Series B 5.95%, 09/06/22 (d)	4,712	122,559
MetLife, Inc.
Series A(ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%, 09/06/22 (d)(e)	128,986	2,866,069
Northern Trust Corp.
Series E 4.70%, 01/01/25 (d)	101,453	2,427,770
State Street Corp.
Series G(ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/26 (d)(e)	24,946	661,818
Truist Financial Corp.
Series R 4.75%, 09/01/25 (d)	314,825	6,850,592
US Bancorp
Series B(ICE LIBOR USD 3 Month + 0.60%), 3.50%, 09/06/22 (d)(e)	90,050	1,782,990
TOTAL PREFERRED STOCKS (Cost 17,293,265)		15,901,065

Investments	Shares	Value ($)

CLOSED END FUNDS - 0.9%

United Kingdom - 0.9%
Caledonia Investments plc (Cost $10,284,424)	291,700	13,484,629

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 1.3%

COMMERCIAL PAPER - 1.3%
Avery Dennison Corp.
2.45%, 8/1/2022 (f)	1,599,000	1,598,677
BP Capital Markets plc
2.30%, 8/1/2022 (b)(f)	2,798,000	2,797,447
CenterPoint Energy Resources Corp.
2.50%, 8/1/2022 (f)	2,718,000	2,717,431
CenterPoint Energy, Inc.
2.50%, 8/1/2022 (f)	999,000	998,791
Duke Energy Corp.
2.50%, 8/1/2022 (b)(f)	2,638,000	2,637,446
Entergy Corp.
2.50%, 8/1/2022 (b)(f)	2,198,000	2,197,532
General Motors Financial Co., Inc.
2.73%, 8/1/2022 (f)	5,296,000	5,294,795
NextEra Energy Capital Holdings, Inc.
2.45%, 8/1/2022 (f)	971,000	970,799
TOTAL COMMERCIAL PAPER (Cost $19,217,000)		19,212,918

Total Investments - 99.9% (Cost $1,349,301,406)		1,441,199,758
Other assets less liabilities - 0.1%		1,153,259
Net Assets - 100.0%		1,442,353,017

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2022 amounted to $131,545,845, which represents approximately 9.12% of net assets of the Fund.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Perpetual security. The rate reflected was the rate in effect on July 31, 2022. The maturity date reflects the next call date.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2022.
(f)	The rate shown was the current yield as of July 31, 2022.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2022 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,450,316	GBP	1,954,000	Goldman Sachs	8/17/2022	$69,888
Total unrealized appreciation						69,888
USD	2,150,602	GBP	1,809,000	JPMorgan Chase Bank	9/21/2022	(55,001)
Total unrealized depreciation						(55,001)
Net unrealized appreciation						$14,887

Abbreviations
ADR	American Depositary Receipt
BRL	Colombian Peso
COP	Brazilian Real
Fix Rt	Fixed Rate
GBP	British Pound
ICE	Intercontinental Exchange
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2022 (unaudited)

Written Call Options Contracts as of July 31, 2022

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	87	USD	(1,496,052)	USD	180.00	9/16/2022	(27,144)
Analog Devices, Inc.	Exchange Traded	163	USD	(2,802,948)	USD	180.00	12/16/2022	(148,330)
Analog Devices, Inc.	Exchange Traded	84	USD	(1,444,464)	USD	185.00	9/2/2022	(10,920)
Bank of New York Mellon Corp. (The)	Exchange Traded	323	USD	(1,403,758)	USD	50.00	12/16/2022	(29,878)
Becton Dickinson and Co.	Exchange Traded	57	USD	(1,392,567)	USD	300.00	1/20/2023	(10,830)
Boston Properties, Inc., REIT	Exchange Traded	156	USD	(1,422,096)	USD	105.00	10/21/2022	(14,040)
Boston Properties, Inc., REIT	Exchange Traded	170	USD	(1,549,720)	USD	110.00	1/20/2023	(24,650)
Boston Properties, Inc., REIT	Exchange Traded	170	USD	(1,549,720)	USD	115.00	1/20/2023	(15,300)
CH Robinson Worldwide, Inc.	Exchange Traded	138	USD	(1,527,660)	USD	120.00	11/18/2022	(40,710)
CH Robinson Worldwide, Inc.	Exchange Traded	131	USD	(1,450,170)	USD	125.00	8/19/2022	(2,620)
CH Robinson Worldwide, Inc.	Exchange Traded	133	USD	(1,472,310)	USD	125.00	11/18/2022	(25,935)
CH Robinson Worldwide, Inc.	Exchange Traded	142	USD	(1,571,940)	USD	135.00	1/20/2023	(18,105)
Colgate-Palmolive Co.	Exchange Traded	164	USD	(1,291,336)	USD	90.00	11/18/2022	(8,200)
Colgate-Palmolive Co.	Exchange Traded	337	USD	(2,653,538)	USD	95.00	11/18/2022	(11,795)
Elevance Health, Inc.	Exchange Traded	54	USD	(2,576,340)	USD	490.00	9/16/2022	(66,960)
Elevance Health, Inc.	Exchange Traded	30	USD	(1,431,300)	USD	490.00	12/16/2022	(86,400)
Enterprise Products Partners LP	Exchange Traded	561	USD	(1,499,553)	USD	29.00	12/16/2022	(37,587)
Equity Residential, REIT	Exchange Traded	189	USD	(1,481,571)	USD	87.50	10/21/2022	(8,977)
Equity Residential, REIT	Exchange Traded	189	USD	(1,481,571)	USD	90.00	10/21/2022	(6,615)
Exxon Mobil Corp.	Exchange Traded	198	USD	(1,919,214)	USD	85.00	9/16/2022	(249,876)
Exxon Mobil Corp.	Exchange Traded	375	USD	(3,634,875)	USD	90.00	10/21/2022	(375,000)
Exxon Mobil Corp.	Exchange Traded	156	USD	(1,512,108)	USD	100.00	8/19/2022	(22,776)
Exxon Mobil Corp.	Exchange Traded	176	USD	(1,705,968)	USD	100.00	10/21/2022	(81,840)
Exxon Mobil Corp.	Exchange Traded	164	USD	(1,589,652)	USD	105.00	11/18/2022	(63,140)
Exxon Mobil Corp.	Exchange Traded	146	USD	(1,415,178)	USD	115.00	10/21/2022	(14,892)
Exxon Mobil Corp.	Exchange Traded	146	USD	(1,415,178)	USD	120.00	9/16/2022	(2,190)
Exxon Mobil Corp.	Exchange Traded	158	USD	(1,531,494)	USD	120.00	11/18/2022	(15,642)
Exxon Mobil Corp.	Exchange Traded	154	USD	(1,492,722)	USD	125.00	1/20/2023	(22,022)
Exxon Mobil Corp.	Exchange Traded	154	USD	(1,492,722)	USD	130.00	1/20/2023	(14,784)
Exxon Mobil Corp.	Exchange Traded	293	USD	(2,840,049)	USD	135.00	1/20/2023	(21,096)
Exxon Mobil Corp.	Exchange Traded	145	USD	(1,405,485)	USD	140.00	1/20/2023	(7,685)
Exxon Mobil Corp.	Exchange Traded	139	USD	(1,347,327)	USD	150.00	11/18/2022	(1,251)
Exxon Mobil Corp.	Exchange Traded	139	USD	(1,347,327)	USD	150.00	12/16/2022	(1,807)
Fidelity National Information Services, Inc.	Exchange Traded	139	USD	(1,420,024)	USD	120.00	8/19/2022	(4,865)
Fidelity National Information Services, Inc.	Exchange Traded	143	USD	(1,460,888)	USD	120.00	10/21/2022	(14,658)
Franco-Nevada Corp.	Exchange Traded	102	USD	(1,306,075)	USD	160.00	10/21/2022	(9,690)
Franco-Nevada Corp.	Exchange Traded	96	USD	(1,229,247)	USD	165.00	10/21/2022	(6,480)
General Dynamics Corp.	Exchange Traded	72	USD	(1,632,024)	USD	270.00	11/18/2022	(8,460)
HCA Healthcare, Inc.	Exchange Traded	78	USD	(1,656,876)	USD	210.00	8/19/2022	(54,288)
HCA Healthcare, Inc.	Exchange Traded	47	USD	(998,374)	USD	210.00	9/16/2022	(48,410)
HCA Healthcare, Inc.	Exchange Traded	47	USD	(998,374)	USD	210.00	12/16/2022	(89,300)
HCA Healthcare, Inc.	Exchange Traded	78	USD	(1,656,876)	USD	220.00	1/20/2023	(128,700)
HCA Healthcare, Inc.	Exchange Traded	74	USD	(1,571,908)	USD	230.00	12/16/2022	(73,260)
HCA Healthcare, Inc.	Exchange Traded	135	USD	(2,867,670)	USD	240.00	1/20/2023	(120,150)
HCA Healthcare, Inc.	Exchange Traded	67	USD	(1,423,214)	USD	250.00	12/16/2022	(31,490)
HCA Healthcare, Inc.	Exchange Traded	67	USD	(1,423,214)	USD	260.00	12/16/2022	(20,435)
Linde plc	Exchange Traded	44	USD	(1,328,800)	USD	330.00	10/21/2022	(20,240)
Magellan Midstream Partners LP	Exchange Traded	272	USD	(1,400,800)	USD	62.50	1/20/2023	(10,880)
Magellan Midstream Partners LP	Exchange Traded	272	USD	(1,400,800)	USD	65.00	1/20/2023	(6,800)
Nutrien Ltd.	Exchange Traded	158	USD	(1,353,428)	USD	100.00	12/16/2022	(53,720)
Oracle Corp.	Exchange Traded	190	USD	(1,478,960)	USD	80.00	8/19/2022	(13,680)
Oracle Corp.	Exchange Traded	191	USD	(1,486,744)	USD	80.00	9/16/2022	(46,413)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2022 (unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Philip Morris International, Inc.	Exchange Traded	146	USD	(1,418,390)	USD	120.00	9/16/2022	(730)
Philip Morris International, Inc.	Exchange Traded	58	USD	(563,470)	USD	120.00	11/18/2022	(725)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,321,240)	USD	120.00	12/16/2022	(3,740)
Philip Morris International, Inc.	Exchange Traded	126	USD	(1,224,090)	USD	125.00	9/16/2022	(9,450)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,321,240)	USD	125.00	11/18/2022	(6,800)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,321,240)	USD	125.00	12/16/2022	(4,080)
Ross Stores, Inc.	Exchange Traded	183	USD	(1,487,058)	USD	95.00	11/18/2022	(39,802)
Ross Stores, Inc.	Exchange Traded	183	USD	(1,487,058)	USD	95.00	1/20/2023	(63,135)
Schlumberger NV	Exchange Traded	398	USD	(1,473,794)	USD	40.00	9/16/2022	(48,556)
Schlumberger NV	Exchange Traded	398	USD	(1,473,794)	USD	40.00	11/18/2022	(105,072)
Schlumberger NV	Exchange Traded	398	USD	(1,473,794)	USD	42.50	9/16/2022	(24,676)
Schlumberger NV	Exchange Traded	398	USD	(1,473,794)	USD	42.50	11/18/2022	(76,018)
Schlumberger NV	Exchange Traded	400	USD	(1,481,200)	USD	60.00	1/20/2023	(16,000)
Scotts Miracle-Gro Co. (The)	Exchange Traded	54	USD	(480,330)	USD	90.00	8/19/2022	(15,660)
Scotts Miracle-Gro Co. (The)	Exchange Traded	184	USD	(1,636,680)	USD	95.00	8/19/2022	(27,048)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	159	USD	(1,406,832)	USD	100.00	8/19/2022	(1,908)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	159	USD	(1,406,832)	USD	100.00	9/16/2022	(9,222)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	154	USD	(1,362,592)	USD	100.00	10/21/2022	(24,332)
Texas Instruments, Inc.	Exchange Traded	84	USD	(1,502,676)	USD	185.00	10/21/2022	(56,112)
Texas Instruments, Inc.	Exchange Traded	84	USD	(1,502,676)	USD	185.00	1/20/2023	(97,860)
Texas Instruments, Inc.	Exchange Traded	90	USD	(1,610,010)	USD	190.00	10/21/2022	(40,500)
Texas Instruments, Inc.	Exchange Traded	80	USD	(1,431,120)	USD	200.00	9/16/2022	(4,000)
Travelers Cos., Inc. (The)	Exchange Traded	161	USD	(2,555,070)	USD	165.00	10/21/2022	(62,790)
Travelers Cos., Inc. (The)	Exchange Traded	85	USD	(1,348,950)	USD	165.00	1/20/2023	(64,600)
Union Pacific Corp.	Exchange Traded	57	USD	(1,295,610)	USD	230.00	9/16/2022	(33,573)
Universal Health Services, Inc., Class B	Exchange Traded	128	USD	(1,439,616)	USD	120.00	9/16/2022	(27,520)
Walmart, Inc.	Exchange Traded	113	USD	(1,492,165)	USD	160.00	12/16/2022	(7,571)
Walmart, Inc.	Exchange Traded	43	USD	(567,815)	USD	160.00	1/20/2023	(4,214)
Wells Fargo & Co.	Exchange Traded	337	USD	(1,478,419)	USD	50.00	11/18/2022	(27,634)
Wells Fargo & Co.	Exchange Traded	322	USD	(1,412,614)	USD	55.00	1/20/2023	(20,286)
Wells Fargo & Co.	Exchange Traded	325	USD	(1,425,775)	USD	57.50	1/20/2023	(14,625)
Weyerhaeuser Co., REIT	Exchange Traded	344	USD	(1,249,408)	USD	44.00	10/21/2022	(10,320)
Weyerhaeuser Co., REIT	Exchange Traded	344	USD	(1,249,408)	USD	50.00	10/21/2022	(25,800)
Wheaton Precious Metals Corp.	Exchange Traded	421	USD	(1,444,030)	USD	38.00	8/19/2022	(10,525)
Wheaton Precious Metals Corp.	Exchange Traded	421	USD	(1,444,030)	USD	38.00	9/16/2022	(27,365)
								(3,263,165)
Total Written Options Contracts (Premiums Received ($2,737,095))								(3,263,165)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.6%
Air Freight & Logistics	0.8
Airlines	1.3
Auto Components	0.3
Banks	6.3
Beverages	4.2
Capital Markets	1.3
Chemicals	1.6
Commercial Services & Supplies	1.6
Commodities	6.9
Consumer Finance	0.0	*
Containers & Packaging	0.4
Diversified Financial Services	5.5
Diversified Telecommunication Services	0.0	*
Electric Utilities	0.3
Electrical Equipment	0.2
Energy Equipment & Services	0.7
Equity Real Estate Investment Trusts (REITs)	3.0
Food & Staples Retailing	0.8
Food Products	6.1
Foreign Government Securities	1.5
Gas Utilities	0.5
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	2.6
Hotels, Restaurants & Leisure	1.0
Household Durables	1.1
Household Products	2.9
Industrial Conglomerates	2.6
Insurance	2.9
IT Services	0.4
Life Sciences Tools & Services	0.2
Machinery	1.6
Media	1.1
Metals & Mining	2.1
Oil, Gas & Consumable Fuels	9.2
Paper & Forest Products	0.2
Personal Products	3.5
Pharmaceuticals	2.0
Professional Services	0.2
Real Estate Management & Development	2.7
Road & Rail	0.1
Semiconductors & Semiconductor Equipment	1.6
Software	1.0
Specialty Retail	0.6
Technology Hardware, Storage & Peripherals	0.4
Textiles, Apparel & Luxury Goods	1.0
Tobacco	5.8
Trading Companies & Distributors	0.7
U.S. Treasury Obligations	6.0
Wireless Telecommunication Services	0.1
Short-Term Investments	1.3
Total Investments	99.9%

*Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 92.4%

Australia - 0.9%
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026 (a)	977,000	1,016,080
Nufarm Australia Ltd.
5.00%, 1/27/2030 (a)	859,000	730,150
		1,746,230
Canada - 3.9%
Kronos Acquisition Holdings, Inc.
5.00%, 12/31/2026 (a)	2,000,000	1,716,068
7.00%, 12/31/2027 (a)	932,000	706,288
Open Text Corp.
3.88%, 2/15/2028 (a)	2,190,000	2,014,715
Open Text Holdings, Inc.
4.13%, 2/15/2030 (a)	393,000	363,209
Precision Drilling Corp.
6.88%, 1/15/2029 (a)	1,944,000	1,741,208
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025 (a)	634,000	635,585
		7,177,073
Germany - 4.3%
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028 (a)	2,640,000	2,395,800
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (a)(b)	3,041,000	2,623,592
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (a)(b)	1,280,244	1,138,547
6.38%, (6.38% Cash or 7.13% PIK), 5/15/2029 (a)(b)	689,000	595,985
Mercer International, Inc.
5.13%, 2/1/2029	1,395,000	1,306,069
		8,059,993
Mexico - 1.6%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028 (a)	3,626,000	2,882,670
Petroleos Mexicanos
6.70%, 2/16/2032	200,000	160,200
		3,042,870
Poland - 1.1%
Canpack SA
3.13%, 11/1/2025 (a)	200,000	179,440
3.88%, 11/15/2029 (a)	2,147,000	1,768,495
		1,947,935
Singapore - 0.5%
Avation Capital SA
8.25%, (8.25% Cash or 9.00% PIK), 10/31/2026 (a)(b)	1,235,474	922,827

United Kingdom - 1.7%
EnQuest plc
7.00%, 10/15/2023 (a)(b)(c)	2,056,561	1,943,450
Petrofac Ltd.
9.75%, 11/15/2026 (a)	1,600,000	1,271,769
		3,215,219
United States - 78.4%
ACCO Brands Corp.
4.25%, 3/15/2029 (a)	2,114,000	1,831,699
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,068,000	1,050,367
5.75%, 4/20/2029 (a)	185,000	177,138
AMN Healthcare, Inc.
4.63%, 10/1/2027 (a)	2,626,000	2,515,509
4.00%, 4/15/2029 (a)	1,609,000	1,459,622
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	615,000	643,702
5.38%, 6/15/2029 (a)	1,294,000	1,264,102
Antero Resources Corp.
8.38%, 7/15/2026 (a)	604,000	656,850
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	623,000	621,308
6.38%, 5/1/2025 (a)	1,163,000	1,165,140
5.00%, 2/1/2028 (a)	57,000	55,689
Arcosa, Inc.
4.38%, 4/15/2029 (a)	163,000	144,626
Arko Corp.
5.13%, 11/15/2029 (a)	1,000,000	840,080
Ashland LLC
3.38%, 9/1/2031 (a)	1,500,000	1,281,930
Avantor Funding, Inc.
3.88%, 11/1/2029 (a)	2,000,000	1,841,040
B&G Foods, Inc.
5.25%, 4/1/2025	1,152,000	1,114,111
Boyd Gaming Corp.
4.75%, 12/1/2027	872,000	837,896
4.75%, 6/15/2031 (a)	162,000	149,077
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	1,000,000	947,500
4.13%, 4/15/2029 (a)	653,000	613,232
Carnival Corp.
5.75%, 3/1/2027 (a)	1,242,000	995,531
4.00%, 8/1/2028 (a)	424,000	369,940
Centene Corp.
4.25%, 12/15/2027	2,641,000	2,594,817
4.63%, 12/15/2029	809,000	797,876
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	857,000	837,717
3.75%, 3/15/2029 (a)	134,000	123,653
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	1,603,000	1,670,053
CITGO Petroleum Corp.
7.00%, 6/15/2025 (a)	3,956,000	3,896,462
6.38%, 6/15/2026 (a)	802,000	769,920
Clearwater Paper Corp.
4.75%, 8/15/2028 (a)	305,000	273,619

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
CNX Midstream Partners LP
4.75%, 4/15/2030 (a)	1,079,000	930,120
Cogent Communications Group, Inc.
3.50%, 5/1/2026 (a)	648,000	611,326
Conduent Business Services LLC
6.00%, 11/1/2029 (a)	2,000,000	1,685,000
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026 (a)	3,000,000	2,760,000
Crestwood Midstream Partners LP
6.00%, 2/1/2029 (a)	1,868,000	1,701,785
Crocs, Inc.
4.13%, 8/15/2031 (a)	500,000	387,615
Crown Americas LLC
4.75%, 2/1/2026	1,844,000	1,829,949
Dana, Inc.
5.38%, 11/15/2027	1,255,000	1,179,700
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,234,000	1,831,880
Delta Air Lines, Inc.
4.50%, 10/20/2025 (a)	1,122,845	1,108,809
7.38%, 1/15/2026	1,528,000	1,604,544
Domtar Corp.
6.75%, 10/1/2028 (a)	969,000	893,383
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	1,243,000	1,150,720
Dycom Industries, Inc.
4.50%, 4/15/2029 (a)	2,065,000	1,894,245
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	618,000	605,980
4.13%, 4/1/2029 (a)	1,317,000	1,182,225
Embecta Corp.
5.00%, 2/15/2030 (a)	801,000	703,870
6.75%, 2/15/2030 (a)	693,000	636,521
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	8,000	6,795
4.38%, 3/31/2029 (a)	871,000	719,307
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	1,000,000	962,820
Fair Isaac Corp.
4.00%, 6/15/2028 (a)	2,169,000	2,023,019
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	914,000	900,418
6.75%, 5/1/2029 (a)	308,000	274,120
6.00%, 1/15/2030 (a)	1,000,000	840,070
G-III Apparel Group Ltd.
7.88%, 8/15/2025 (a)	3,821,000	3,744,580
Glatfelter Corp.
4.75%, 11/15/2029 (a)	1,750,000	1,192,187
Gray Escrow II, Inc.
5.38%, 11/15/2031 (a)	1,000,000	882,500
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026 (a)	1,240,000	1,205,392
HCA, Inc.
3.50%, 9/1/2030	607,000	553,881
Hertz Corp. (The)
5.00%, 12/1/2029 (a)	2,000,000	1,710,090
Howard Hughes Corp. (The)
4.38%, 2/1/2031 (a)	62,000	52,503
Imola Merger Corp.
4.75%, 5/15/2029 (a)	1,184,000	1,107,040
Ingles Markets, Inc.
4.00%, 6/15/2031 (a)	1,500,000	1,350,495
Interface, Inc.
5.50%, 12/1/2028 (a)	1,794,000	1,578,720
International Game Technology plc
5.25%, 1/15/2029 (a)	967,000	933,808
IQVIA, Inc.
5.00%, 10/15/2026 (a)	800,000	796,753
5.00%, 5/15/2027 (a)	1,075,000	1,076,736
Iris Holding, Inc.
10.00%, 12/15/2028 (a)	1,000,000	830,000
Iron Mountain, Inc.
REIT, 5.25%, 3/15/2028 (a)	621,000	593,055
REIT, 5.00%, 7/15/2028 (a)	220,000	209,233
REIT, 4.88%, 9/15/2029 (a)	870,000	798,461
REIT, 5.25%, 7/15/2030 (a)	763,000	713,810
REIT, 4.50%, 2/15/2031 (a)	940,000	824,798
ITT Holdings LLC
6.50%, 8/1/2029 (a)	1,250,000	1,074,194
JBS USA LUX SA
6.75%, 2/15/2028 (a)	1,993,000	2,067,231
Jefferies Finance LLC
5.00%, 8/15/2028 (a)	1,150,000	963,915
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	1,312,000	1,120,985
KB Home
4.00%, 6/15/2031	1,000,000	842,320
Koppers, Inc.
6.00%, 2/15/2025 (a)	2,389,000	2,276,072
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	581,000	566,039
4.13%, 1/31/2030 (a)	327,000	304,753
Level 3 Financing, Inc.
4.25%, 7/1/2028 (a)	589,000	513,874
3.75%, 7/15/2029 (a)	2,024,000	1,674,860
Macy's Retail Holdings LLC
5.88%, 3/15/2030 (a)	250,000	214,323
6.13%, 3/15/2032 (a)	500,000	420,414
Maxar Technologies, Inc.
7.75%, 6/15/2027 (a)	2,000,000	2,047,080
MGIC Investment Corp.
5.25%, 8/15/2028	612,000	589,050
Mileage Plus Holdings LLC
6.50%, 6/20/2027 (a)	776,894	784,655
Moog, Inc.
4.25%, 12/15/2027 (a)	155,000	144,635
Mueller Water Products, Inc.
4.00%, 6/15/2029 (a)	646,000	588,736
Oxford Finance LLC
6.38%, 2/1/2027 (a)	250,000	240,385
PennyMac Financial Services, Inc.
5.75%, 9/15/2031 (a)	1,000,000	830,681
Pilgrim's Pride Corp.
5.88%, 9/30/2027 (a)	638,000	638,000
4.25%, 4/15/2031 (a)	2,347,000	2,103,499

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	1,786,000	1,781,535
PRA Group, Inc.
7.38%, 9/1/2025 (a)	2,000,000	1,980,897
Radian Group, Inc.
4.50%, 10/1/2024	645,000	636,480
Range Resources Corp.
4.75%, 2/15/2030 (a)	1,000,000	955,000
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (a)	1,019,000	923,771
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023 (a)	1,163,000	1,189,150
11.50%, 6/1/2025 (a)	596,000	638,430
5.50%, 8/31/2026 (a)	1,000,000	789,753
5.38%, 7/15/2027 (a)	100,000	77,500
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	609,000	580,280
Scotts Miracle-Gro Co. (The)
4.38%, 2/1/2032	1,602,000	1,313,640
Scripps Escrow II, Inc.
5.38%, 1/15/2031 (a)	2,452,000	2,053,550
Sealed Air Corp.
4.00%, 12/1/2027 (a)	1,252,000	1,189,400
SEG Holding LLC
5.63%, 10/15/2028 (a)	3,198,000	2,878,363
Shea Homes LP
4.75%, 2/15/2028 (a)	1,668,000	1,398,193
Sprint Communications LLC
6.00%, 11/15/2022	1,026,000	1,031,602
Staples, Inc.
10.75%, 4/15/2027 (a)	500,000	371,700
Sunoco LP
4.50%, 4/30/2030	2,000,000	1,754,040
Sylvamo Corp.
7.00%, 9/1/2029 (a)	397,000	366,754
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023 (a)	3,228,000	3,276,743
Teleflex, Inc.
4.63%, 11/15/2027	1,005,000	988,388
4.25%, 6/1/2028 (a)	58,000	54,672
Thor Industries, Inc.
4.00%, 10/15/2029 (a)	1,250,000	1,012,738
Triton Water Holdings, Inc.
6.25%, 4/1/2029 (a)	2,138,000	1,607,839
Turning Point Brands, Inc.
5.63%, 2/15/2026 (a)	1,830,000	1,623,346
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	636,881	642,113
United Airlines, Inc.
4.38%, 4/15/2026 (a)	343,000	329,280
4.63%, 4/15/2029 (a)	229,000	210,966
United Natural Foods, Inc.
6.75%, 10/15/2028 (a)	1,530,000	1,539,563
United Wholesale Mortgage LLC
5.50%, 4/15/2029 (a)	326,000	279,741
Valvoline, Inc.
4.25%, 2/15/2030 (a)	713,000	646,962
VICI Properties LP
REIT, 4.25%, 12/1/2026 (a)	245,000	230,265
REIT, 5.75%, 2/1/2027 (a)	2,415,000	2,404,808
REIT, 3.75%, 2/15/2027 (a)	305,000	279,301
REIT, 4.13%, 8/15/2030 (a)	305,000	278,456
Vista Outdoor, Inc.
4.50%, 3/15/2029 (a)	3,203,000	2,434,280
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	1,850,000	1,916,619
White Cap Parent LLC
8.25%, 3/15/2026 (a)(b)	1,972,000	1,629,752
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028 (a)	1,222,000	1,122,658
Ziff Davis, Inc.
4.63%, 10/15/2030 (a)	1,588,000	1,456,355
ZipRecruiter, Inc.
5.00%, 1/15/2030 (a)	500,000	446,585
		146,445,638
TOTAL Corporate Bonds (Cost 187,402,043)		172,557,785

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS - 0.9%

United States - 0.9%
BJ's Wholesale Club, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 3.96%, 2/3/2024 (d) (Cost $1,668,130)	1,669,184	1,666,831

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.4%

COMMERCIAL PAPER - 5.4%
Avery Dennison Corp.
2.45%, 8/1/2022 (e)	831,000	830,832
BP Capital Markets plc
2.30%, 8/1/2022 (a)(e)	1,455,000	1,454,713
CenterPoint Energy Resources Corp.
2.50%, 8/1/2022 (e)	1,413,000	1,412,704
CenterPoint Energy, Inc.
2.50%, 8/1/2022 (e)	520,000	519,891
Duke Energy Corp.
2.50%, 8/1/2022 (a)(e)	1,372,000	1,371,712
Entergy Corp.
2.50%, 8/1/2022 (a)(e)	1,143,000	1,142,757
General Motors Financial Co., Inc.
2.73%, 8/1/2022 (e)	2,754,000	2,753,374

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
2.45%, 8/1/2022 (e)	505,000	504,895
TOTAL COMMERCIAL PAPER (Cost $9,993,000)		9,990,878

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (f)
JP Morgan U.S. Government Money Market Fund, Capital Shares 1.78% (g) (Cost $3,761)	3,761	3,761

TOTAL SHORT-TERM INVESTMENTS (Cost $9,996,761)		9,994,639

Total Investments - 98.7% (Cost $199,066,934)		184,219,255
Other assets less liabilities - 1.3%		2,473,563
Net Assets - 100.0%		186,692,818

(a)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2022 amounted to $156,170,011, which represents approximately 83.65% of net assets of the Fund.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2022.
(e)	The rate shown was the current yield as of July 31, 2022.
(f)	Represents less than 0.05% of net assets.
(g)	Represents 7-day effective yield as of July 31, 2022.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	2.0%
Airlines	3.8
Auto Components	2.9
Automobiles	0.5
Beverages	0.9
Chemicals	3.7
Commercial Services & Supplies	3.2
Construction & Engineering	1.1
Consumer Finance	1.6
Containers & Packaging	2.7
Diversified Financial Services	2.1
Diversified Telecommunication Services	2.3
Energy Equipment & Services	1.6
Entertainment	0.9
Equity Real Estate Investment Trusts (REITs)	3.7
Food & Staples Retailing	3.9
Food Products	4.7
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	3.1
Health Care Technology	1.0
Hotels, Restaurants & Leisure	3.7
Household Durables	3.1
Household Products	1.7
Interactive Media & Services	1.0
IT Services	1.2
Leisure Products	1.3
Life Sciences Tools & Services	0.5
Machinery	0.8
Media	1.6
Metals & Mining	0.6
Multiline Retail	0.3
Oil, Gas & Consumable Fuels	9.5
Paper & Forest Products	2.2
Personal Products	1.0
Pharmaceuticals	1.3
Professional Services	2.1
Real Estate Management & Development	0.0 *
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	0.5
Software	3.9
Specialty Retail	1.6
Textiles, Apparel & Luxury Goods	2.2
Thrifts & Mortgage Finance	1.2
Tobacco	0.9
Trading Companies & Distributors	1.6
Wireless Telecommunication Services	0.6
Short-Term Investments	5.4
Total Investments	98.7%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
July 31, 2022 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Air Freight & Logistics - 6.1%
CH Robinson Worldwide, Inc.	127,363	14,099,084
Expeditors International of Washington, Inc.	103,394	10,985,613
		25,084,697
Beverages - 2.8%
PepsiCo, Inc.	66,183	11,579,378

Capital Markets - 0.9%
S&P Global, Inc.	9,598	3,617,774

Electronic Equipment, Instruments & Components - 4.3%
TE Connectivity Ltd. (Switzerland)	134,401	17,973,446

Food Products - 1.0%
Nestle SA (Registered)	34,124	4,181,121

Health Care Equipment & Supplies - 7.3%
Becton Dickinson and Co.	50,692	12,384,562
Embecta Corp.*	10,207	300,392
Medtronic plc	189,869	17,566,680
		30,251,634
Health Care Providers & Services - 12.0%
HCA Healthcare, Inc.	61,775	13,122,245
UnitedHealth Group, Inc.	67,246	36,470,196
		49,592,441
Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.	52,276	4,431,959

Household Products - 4.3%
Colgate-Palmolive Co.	224,039	17,640,831

Insurance - 0.4%
Willis Towers Watson plc	9,102	1,883,568

Interactive Media & Services - 11.7%
Alphabet, Inc., Class A*	266,540	31,003,933
Meta Platforms, Inc., Class A*	107,672	17,130,615
		48,134,548
Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd. (China)*	724,632	8,147,377

IT Services - 1.6%
Accenture plc, Class A	14,056	4,304,790
Visa, Inc., Class A	10,107	2,143,796
		6,448,586
Media - 5.8%
Comcast Corp., Class A	641,536	24,070,431

Semiconductors & Semiconductor Equipment - 16.0%
Analog Devices, Inc.	136,090	23,402,036
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	69,395	6,140,070
Texas Instruments, Inc.	203,482	36,400,895
		65,943,001
Software - 13.8%
Microsoft Corp.	68,823	19,321,369
Oracle Corp.	470,613	36,632,516
Salesforce, Inc.*	6,507	1,197,418
		57,151,303
Specialty Retail - 7.7%
Home Depot, Inc. (The)	54,804	16,492,716
Ross Stores, Inc.	189,100	15,366,266
		31,858,982
TOTAL COMMON STOCKS (Cost $368,460,481)		407,991,077

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.0%

COMMERCIAL PAPER - 1.0%
Avery Dennison Corp.
2.45%, 8/1/2022 (a)	326,000	325,934
BP Capital Markets plc (United Kingdom)
2.30%, 8/1/2022 (a)(b)	570,000	569,887
CenterPoint Energy Resources Corp.
2.50%, 8/1/2022 (a)	554,000	553,884
CenterPoint Energy, Inc.
2.50%, 8/1/2022 (a)	250,000	249,948
Duke Energy Corp.
2.50%, 8/1/2022 (a)(b)	538,000	537,887
Entergy Corp.
2.50%, 8/1/2022 (a)(b)	448,000	447,905
General Motors Financial Co., Inc.
2.73%, 8/1/2022 (a)	981,000	980,777
NextEra Energy Capital Holdings, Inc.
2.45%, 8/1/2022 (a)	250,000	249,948
TOTAL COMMERCIAL PAPER (Cost $3,917,000)		3,916,170

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
July 31, 2022 (unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 1.78% (d) (Cost $2,513)	2,513	2,513

TOTAL SHORT-TERM INVESTMENTS (Cost $3,919,513)		3,918,683

Total Investments - 99.8% (Cost $372,379,994)		411,909,760
Other assets less liabilities - 0.2%		963,208
Net Assets - 100.0%		412,872,968

*	Non-income producing security.
(a)	The rate shown was the current yield as of July 31, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2022 amounted to $1,555,679, which represents approximately 0.38% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of July 31, 2022.

Abbreviations
ADR	American Depositary Receipt

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
July 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	6.1%
Beverages	2.8
Capital Markets	0.9
Electronic Equipment, Instruments & Components	4.3
Food Products	1.0
Health Care Equipment & Supplies	7.3
Health Care Providers & Services	12.0
Hotels, Restaurants & Leisure	1.1
Household Products	4.3
Insurance	0.4
Interactive Media & Services	11.7
Internet & Direct Marketing Retail	2.0
IT Services	1.6
Media	5.8
Semiconductors & Semiconductor Equipment	16.0
Software	13.8
Specialty Retail	7.7
Short-Term Investments	1.0
Total Investments	99.8%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2022 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 92.8%

Aerospace & Defense - 4.3%
AAR Corp.*	39,250	1,747,803
Astronics Corp.*	189,370	2,124,731
Curtiss-Wright Corp.	24,519	3,517,005
Ducommun, Inc.*	72,158	3,415,960
Hexcel Corp.	46,038	2,785,759
Kaman Corp.	65,924	2,029,141
Mercury Systems, Inc.*	56,096	3,310,225
Triumph Group, Inc.*	144,438	2,244,567
		21,175,191
Air Freight & Logistics - 1.2%
Atlas Air Worldwide Holdings, Inc.*	47,703	3,611,594
GXO Logistics, Inc.*	19,510	936,480
Radiant Logistics, Inc.*	171,820	1,245,695
		5,793,769
Airlines - 1.0%
Allegiant Travel Co.*	22,444	2,588,017
JetBlue Airways Corp.*	249,442	2,100,302
		4,688,319
Auto Components - 1.3%
Goodyear Tire & Rubber Co. (The)*	217,225	2,667,523
Modine Manufacturing Co.*	160,869	2,110,601
Superior Industries International, Inc.*	302,644	1,401,242
		6,179,366
Automobiles - 0.4%
Harley-Davidson, Inc.	57,927	2,190,220

Banks - 2.8%
First Foundation, Inc.	98,278	2,046,148
Hilltop Holdings, Inc.	48,170	1,389,704
Independent Bank Group, Inc.	45,674	3,230,065
Seacoast Banking Corp. of Florida	101,502	3,631,742
Texas Capital Bancshares, Inc.*	60,655	3,555,596
		13,853,255
Biotechnology - 0.9%
CareDx, Inc.*	130,572	3,106,308
Ironwood Pharmaceuticals, Inc.*	123,675	1,416,079
		4,522,387
Building Products - 2.0%
American Woodmark Corp.*	38,978	1,957,475
Apogee Enterprises, Inc.	6,401	266,346
AZEK Co., Inc. (The)*	77,188	1,596,248
Gibraltar Industries, Inc.*	67,069	3,138,158
PGT Innovations, Inc.*	50,519	1,106,366
Quanex Building Products Corp.	65,139	1,603,071
		9,667,664
Capital Markets - 0.8%
Ashford, Inc., REIT*	49,571	716,301
B Riley Financial, Inc.	64,874	3,343,606
		4,059,907
Chemicals - 1.6%
AdvanSix, Inc.	31,940	1,254,923
Huntsman Corp.	78,862	2,283,843
Livent Corp.*	105,245	2,619,548
LSB Industries, Inc.*	49,818	687,987
Olin Corp.	18,772	981,212
		7,827,513
Commercial Services & Supplies - 2.7%
Heritage-Crystal Clean, Inc.*	101,831	3,417,448
IAA, Inc.*	41,005	1,547,119
Interface, Inc.	90,274	1,308,070
Kimball International, Inc., Class B	66,986	548,615
Performant Financial Corp.*	462,838	1,198,750
Quest Resource Holding Corp.*	131,083	550,549
Steelcase, Inc., Class A	177,265	1,972,960
VSE Corp.	61,018	2,559,705
		13,103,216
Communications Equipment - 3.7%
ADTRAN Holdings, Inc.	73,056	1,759,919
Aviat Networks, Inc.*	99,005	2,908,767
CalAmp Corp.*	375,836	1,770,187
Ceragon Networks Ltd. (Israel)*	211,671	550,345
Comtech Telecommunications Corp.	81,598	948,169
Digi International, Inc.*	63,076	1,797,035
DZS, Inc.*	126,787	2,375,988
Infinera Corp.*	385,405	2,524,403
PCTEL, Inc.*	204,375	942,169
Sierra Wireless, Inc. (Canada)*	109,652	2,728,142
		18,305,124
Construction & Engineering - 0.7%
Arcosa, Inc.	49,261	2,539,897
Northwest Pipe Co.*	9,694	303,907
Orion Group Holdings, Inc.*	133,557	357,933
		3,201,737
Diversified Consumer Services - 1.6%
American Public Education, Inc.*	142,806	2,243,482
Lincoln Educational Services Corp.*	410,948	2,975,264
Regis Corp.*	947,438	724,316
Universal Technical Institute, Inc.*	233,387	1,876,432
Zovio, Inc., Class A*	244,498	251,833
		8,071,327
Diversified Telecommunication Services - 0.1%
Ooma, Inc.*	36,732	438,213

Electrical Equipment - 1.0%
Babcock & Wilcox Enterprises, Inc.*	199,086	1,584,725
EnerSys	28,451	1,875,206
LSI Industries, Inc.	173,027	1,046,813

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2022 (unaudited)

Investments	Shares	Value ($)
Orion Energy Systems, Inc.*	303,769	643,990
		5,150,734
Electronic Equipment, Instruments & Components - 3.2%
Advanced Energy Industries, Inc.	42,025	3,760,817
Avnet, Inc.	20,348	974,059
Fabrinet (Thailand)*	40,174	3,859,114
II-VI, Inc.*	58,280	3,067,859
Iteris, Inc.*	535,465	1,408,273
TTM Technologies, Inc.*	169,584	2,294,472
VIA Optronics AG, ADR (Germany)*	165,285	294,207
		15,658,801
Energy Equipment & Services - 4.3%
Archrock, Inc.	22,113	186,634
DMC Global, Inc.*	121,918	2,774,854
Helix Energy Solutions Group, Inc.*	278,610	1,125,584
Helmerich & Payne, Inc.	34,977	1,619,435
Liberty Energy, Inc., Class A*	172,550	2,450,210
Newpark Resources, Inc.*	459,806	1,618,517
NexTier Oilfield Solutions, Inc.*	62,009	618,230
NOV, Inc.	126,304	2,350,517
Oil States International, Inc.*	339,658	1,732,256
ProPetro Holding Corp.*	222,610	2,341,857
RPC, Inc.*	228,842	1,867,351
US Silica Holdings, Inc.*	169,457	2,343,590
		21,029,035
Entertainment - 0.5%
Lions Gate Entertainment Corp., Class A*	243,088	2,129,451
Marcus Corp. (The)*	24,891	408,959
		2,538,410
Equity Real Estate Investment Trusts (REITs) - 4.7%
Alexander & Baldwin, Inc.	120,050	2,390,196
Armada Hoffler Properties, Inc.	175,384	2,486,945
Braemar Hotels & Resorts, Inc.	365,498	1,896,935
Chatham Lodging Trust*	178,884	2,175,229
Diversified Healthcare Trust	754,872	1,305,929
Macerich Co. (The)	128,061	1,358,727
Park Hotels & Resorts, Inc.	136,633	2,130,108
Pebblebrook Hotel Trust	67,379	1,317,933
Physicians Realty Trust	158,377	2,814,359
Tanger Factory Outlet Centers, Inc.	183,087	2,978,826
Whitestone REIT	199,542	2,240,857
		23,096,044
Food & Staples Retailing - 0.2%
Chefs' Warehouse, Inc. (The)*	34,575	1,196,641

Food Products - 1.1%
Alico, Inc.	13,308	484,944
Ingredion, Inc.	19,180	1,744,996
Real Good Food Co., Inc. (The), Class A*	172,182	1,119,183
Utz Brands, Inc.	136,270	2,292,061
		5,641,184
Health Care Equipment & Supplies - 2.2%
Artivion, Inc.*	97,663	1,914,195
Bioventus, Inc., Class A*	249,799	2,120,793
Neuronetics, Inc.*	273,718	1,141,404
Orthofix Medical, Inc.*	94,901	2,434,211
SeaSpine Holdings Corp.*	48,445	287,763
Sientra, Inc.*	603,572	446,643
Sight Sciences, Inc.*	108,314	1,005,154
Tactile Systems Technology, Inc.*	214,560	1,662,840
		11,013,003
Health Care Providers & Services - 6.9%
Acadia Healthcare Co., Inc.*	21,232	1,760,345
AdaptHealth Corp.*	140,063	3,096,793
Addus HomeCare Corp.*	16,777	1,557,073
Amedisys, Inc.*	20,696	2,480,416
Brookdale Senior Living, Inc.*	494,565	2,383,803
Cano Health, Inc.*	45,345	276,151
Community Health Systems, Inc.*	577,994	1,722,422
Option Care Health, Inc.*	27,578	926,621
Owens & Minor, Inc.	99,416	3,520,321
Patterson Cos., Inc.	80,101	2,487,937
Pennant Group, Inc. (The)*	119,690	1,596,665
Quipt Home Medical Corp.*	115,309	621,515
RadNet, Inc.*	99,382	2,044,288
Select Medical Holdings Corp.	125,897	3,729,069
Surgery Partners, Inc.*	73,069	2,877,457
Tenet Healthcare Corp.*	41,399	2,737,302
		33,818,178
Health Care Technology - 0.8%
Health Catalyst, Inc.*	106,849	1,788,653
HealthStream, Inc.*	53,168	1,279,222
iCAD, Inc.*	273,062	1,018,521
		4,086,396
Hotels, Restaurants & Leisure - 3.6%
BJ's Restaurants, Inc.*	98,897	2,321,112
Bloomin' Brands, Inc.	88,498	1,804,474
Cheesecake Factory, Inc. (The)	80,716	2,359,329
Chuy's Holdings, Inc.*	136,175	3,027,170
Denny's Corp.*	135,221	1,312,996
Drive Shack, Inc.*	885,192	1,203,861
Noodles & Co., Class A*	180,741	941,661
Potbelly Corp.*	235,929	1,196,160
Ruth's Hospitality Group, Inc.	83,079	1,458,036
Six Flags Entertainment Corp.*	96,601	2,189,945
		17,814,744
Household Durables - 4.0%
Beazer Homes USA, Inc.*	165,766	2,445,049
Cavco Industries, Inc.*	14,510	3,740,533
Century Communities, Inc.	54,859	2,807,135
Dixie Group, Inc. (The)*	198,053	281,235
LGI Homes, Inc.*	32,215	3,633,852
Skyline Champion Corp.*	49,984	3,163,987
Sonos, Inc.*	41,867	925,679
Toll Brothers, Inc.	50,187	2,468,197
		19,465,667

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2022 (unaudited)

Investments	Shares	Value ($)
Insurance - 1.5%
HCI Group, Inc.	50,028	3,425,417
Old Republic International Corp.	86,249	2,007,014
Stewart Information Services Corp.	32,865	1,796,073
		7,228,504
Interactive Media & Services - 0.4%
Cars.com, Inc.*	134,705	1,584,131
QuinStreet, Inc.*	40,985	440,589
		2,024,720
Internet & Direct Marketing Retail - 0.4%
CarParts.com, Inc.*	277,055	2,210,899

Leisure Products - 0.4%
Callaway Golf Co.*	76,972	1,766,507

Machinery - 3.9%
Astec Industries, Inc.	19,532	959,607
Blue Bird Corp.*	89,440	998,150
CIRCOR International, Inc.*	115,189	2,005,440
Columbus McKinnon Corp.	76,889	2,545,026
EnPro Industries, Inc.	22,115	2,067,310
Luxfer Holdings plc (United Kingdom)	51,843	847,115
Manitex International, Inc.*	113,462	709,138
Park-Ohio Holdings Corp.	129,548	2,299,477
Shyft Group, Inc. (The)	75,160	1,949,650
Trinity Industries, Inc.	81,149	2,105,817
Wabash National Corp.	164,209	2,965,615
		19,452,345
Marine - 0.1%
Diana Shipping, Inc. (Greece)	93,537	528,484

Media - 0.5%
Magnite, Inc.*	232,046	1,772,831
Marchex, Inc., Class B*	377,598	755,196
		2,528,027
Metals & Mining - 2.4%
Carpenter Technology Corp.	74,417	2,391,762
Century Aluminum Co.*	206,031	1,625,585
Commercial Metals Co.	52,244	2,069,907
Ferroglobe plc*	228,884	1,407,637
Haynes International, Inc.	46,276	1,789,030
Hecla Mining Co.	530,377	2,402,608
		11,686,529
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Ladder Capital Corp.	112,381	1,335,086

Oil, Gas & Consumable Fuels - 4.3%
Alto Ingredients, Inc.*	568,194	2,443,234
Callon Petroleum Co.*	40,479	1,863,653
Chesapeake Energy Corp.	24,938	2,348,411
Dorian LPG Ltd.	97,292	1,568,347
Earthstone Energy, Inc., Class A*	183,821	2,608,420
Enviva, Inc.	24,533	1,708,233
Matador Resources Co.	39,836	2,301,724
Navigator Holdings Ltd.*	199,126	2,319,818
PBF Energy, Inc., Class A*	57,317	1,911,522
SM Energy Co.	53,053	2,190,028
		21,263,390
Pharmaceuticals - 1.0%
Assertio Holdings, Inc.*	294,329	1,147,883
Pacira BioSciences, Inc.*	56,792	3,212,156
Societal CDMO, Inc.*	729,459	664,245
		5,024,284
Professional Services - 0.3%
GEE Group, Inc.*	812,429	460,972
Heidrick & Struggles International, Inc.	34,307	1,068,320
		1,529,292
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc.*	117,876	1,170,509

Road & Rail - 0.8%
Daseke, Inc.*	162,883	1,364,959
Heartland Express, Inc.	147,336	2,339,696
		3,704,655
Semiconductors & Semiconductor Equipment - 7.3%
Alpha & Omega Semiconductor Ltd.*	75,539	3,173,393
Amkor Technology, Inc.	151,416	3,054,061
Amtech Systems, Inc.*	152,218	1,190,345
Axcelis Technologies, Inc.*	48,377	3,402,354
Cohu, Inc.*	110,699	3,163,777
Diodes, Inc.*	25,107	2,042,957
FormFactor, Inc.*	49,611	1,764,167
Ichor Holdings Ltd.*	116,418	3,639,227
inTEST Corp.*	272,727	2,312,725
Kulicke & Soffa Industries, Inc. (Singapore)	60,240	2,898,749
Onto Innovation, Inc.*	39,519	3,289,957
Ultra Clean Holdings, Inc.*	93,014	3,125,270
Veeco Instruments, Inc.*	134,894	2,940,689
		35,997,671
Software - 1.1%
Everbridge, Inc.*	81,652	2,052,731
InterDigital, Inc.	1,786	109,643
Kaleyra, Inc. (Italy)*	312,490	709,352
SecureWorks Corp., Class A*	218,810	2,172,783
Synchronoss Technologies, Inc.*	237,960	318,867
		5,363,376
Specialty Retail - 3.5%
Academy Sports & Outdoors, Inc.	27,345	1,176,655
America's Car-Mart, Inc.*	23,893	2,474,598
Conn's, Inc.*	210,169	1,979,792
Container Store Group, Inc. (The)*	250,466	1,868,476
Lithia Motors, Inc., Class A	10,156	2,694,184
LL Flooring Holdings, Inc.*	115,169	1,156,297
Sonic Automotive, Inc., Class A	42,983	1,798,839

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2022 (unaudited)

Investments	Shares	Value ($)
Sportsman's Warehouse Holdings, Inc.*	210,718	2,077,679
Tilly's, Inc., Class A	113,687	860,611
Zumiez, Inc.*	51,775	1,346,150
		17,433,281
Textiles, Apparel & Luxury Goods - 1.1%
Lakeland Industries, Inc.*	29,470	472,699
Skechers USA, Inc., Class A*	26,121	991,553
Steven Madden Ltd.	39,295	1,245,651
Unifi, Inc.*	201,766	2,750,071
		5,459,974
Thrifts & Mortgage Finance - 2.2%
Axos Financial, Inc.*	69,195	2,889,583
MGIC Investment Corp.	91,146	1,288,804
NMI Holdings, Inc., Class A*	81,458	1,542,815
Radian Group, Inc.	61,403	1,373,585
Walker & Dunlop, Inc.	31,979	3,602,115
		10,696,902
Trading Companies & Distributors - 3.5%
Air Lease Corp.	95,741	3,552,949
H&E Equipment Services, Inc.	24,757	885,063
Herc Holdings, Inc.	33,562	4,162,359
NOW, Inc.*	185,444	2,051,011
Titan Machinery, Inc.*	101,568	2,857,108
Univar Solutions, Inc.*	88,536	2,394,013
WESCO International, Inc.*	10,929	1,397,163
		17,299,666
TOTAL COMMON STOCKS (Cost $480,284,666)		457,290,146

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 0.5%

Trading Companies & Distributors - 0.5%
Fortress Transportation and Infrastructure Investors LLC Class A (Cost $2,333,034)	101,994	2,344,842

Investments	Number of Rights	Value ($)
RIGHTS - 0.0% (a)

IT Services - 0.0% (a)
Flexion, Inc., CVR*‡ (Cost $27,802)	44,841	—

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 5.7%

INVESTMENT COMPANIES - 5.7%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 1.78% (b) (Cost $28,286,554)	28,286,554	28,286,554

Total Investments - 99.0% (Cost $510,932,056)		487,921,542
Other assets less liabilities - 1.0%		5,019,420
Net Assets - 100.0%		492,940,962

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of July 31, 2022.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	4.3%
Air Freight & Logistics	1.2
Airlines	1.0
Auto Components	1.3
Automobiles	0.4
Banks	2.8
Biotechnology	0.9
Building Products	2.0
Capital Markets	0.8
Chemicals	1.6
Commercial Services & Supplies	2.7
Communications Equipment	3.7
Construction & Engineering	0.7
Diversified Consumer Services	1.6
Diversified Telecommunication Services	0.1
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	3.2
Energy Equipment & Services	4.3
Entertainment	0.5
Equity Real Estate Investment Trusts (REITs)	4.7
Food & Staples Retailing	0.2
Food Products	1.1
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	6.9
Health Care Technology	0.8
Hotels, Restaurants & Leisure	3.6
Household Durables	4.0
Insurance	1.5
Interactive Media & Services	0.4
Internet & Direct Marketing Retail	0.4
Leisure Products	0.4
Machinery	3.9
Marine	0.1
Media	0.5
Metals & Mining	2.4
Mortgage Real Estate Investment Trusts (REITs)	0.3
Oil, Gas & Consumable Fuels	4.3
Pharmaceuticals	1.0
Professional Services	0.3
Real Estate Management & Development	0.2
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	7.3
Software	1.1
Specialty Retail	3.5
Textiles, Apparel & Luxury Goods	1.1
Thrifts & Mortgage Finance	2.2
Trading Companies & Distributors	4.0
Short-Term Investments	5.7
Total Investments	99.0%

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
July 31, 2022 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 84.4%

Australia - 2.1%
Glencore plc*	34,636	196,307

Belgium - 0.6%
Shurgard Self Storage SA	1,188	61,278

Brazil - 0.9%
Wheaton Precious Metals Corp.	2,573	88,288

Canada - 10.5%
Barrick Gold Corp.	3,429	54,037
Canadian National Railway Co.	1,324	167,735
Canadian Pacific Railway Ltd.	1,830	144,294
Franco-Nevada Corp.	972	124,461
Imperial Oil Ltd.	4,139	198,360
Nutrien Ltd.	2,784	238,321
StorageVault Canada, Inc.	14,325	72,713
		999,921
Faroe Islands - 1.1%
Bakkafrost P/F	1,490	103,876

France - 0.8%
Air Liquide SA	564	77,540

Germany - 1.5%
FUCHS PETROLUB SE (Preference)	4,698	140,766

Hong Kong - 3.8%
CK Asset Holdings Ltd.	22,000	155,754
Hongkong Land Holdings Ltd.	29,900	155,422
Hysan Development Co. Ltd.	16,000	49,050
		360,226
Ireland - 1.1%
CRH plc	2,731	104,800

Israel - 0.9%
ICL Group Ltd.	9,861	89,637

Japan - 4.1%
Kansai Paint Co. Ltd.	3,400	48,892
Komatsu Ltd.	8,700	201,130
Mitsubishi Estate Co. Ltd.	5,400	80,199
Shin-Etsu Chemical Co. Ltd.	500	64,047
		394,268
Mexico - 1.3%
Grupo Mexico SAB de CV, Series B	31,791	125,695

Netherlands - 1.0%
Shell plc	3,556	94,772

Russia - 0.0% (a)
Alrosa PJSC‡	48,132	-

Singapore - 1.8%
UOL Group Ltd.	31,100	168,031

South Africa - 1.5%
Anglo American plc	3,826	138,290

Spain - 1.2%
Aena SME SA* (b)	930	117,635

United Kingdom - 5.9%
Berkeley Group Holdings plc*	1,655	85,768
Big Yellow Group plc, REIT	3,527	61,182
Great Portland Estates plc, REIT	4,716	35,698
Severn Trent plc	4,706	169,189
United Utilities Group plc	15,477	205,636
		557,473
United States - 44.3%
American Homes 4 Rent, Class A, REIT	5,915	224,060
American Water Works Co., Inc.	170	26,425
Ball Corp.	567	41,629
Boston Properties, Inc., REIT	800	72,928
Charter Communications, Inc., Class A*	262	113,210
Chevron Corp.	1,709	279,900
Comcast Corp., Class A	2,731	102,467
Cummins, Inc.	382	84,540
Deere & Co.	215	73,784
Douglas Emmett, Inc., REIT	4,755	112,408
DR Horton, Inc.	1,675	130,700
EOG Resources, Inc.	645	71,737
Equinix, Inc., REIT	173	121,747
Equity Residential, REIT	2,253	176,613
Exxon Mobil Corp.	2,943	285,265
HCA Healthcare, Inc.	477	101,324
Home Depot, Inc. (The)	275	82,759
IDACORP, Inc.	933	104,235
Mid-America Apartment Communities, Inc., REIT	708	131,497
National Energy Services Reunited Corp.*	10,696	75,407
Newmont Corp.	1,121	50,759
NOV, Inc.	14,108	262,550
Phillips 66	1,463	130,207
PPG Industries, Inc.	728	94,123
Royal Gold, Inc.	1,242	130,124
RPM International, Inc.	1,666	150,606
SBA Communications Corp., REIT	582	195,430
Schlumberger NV	6,428	238,029
Terreno Realty Corp., REIT	712	44,607
UGI Corp.	4,856	209,585
Union Pacific Corp.	420	95,466
Walmart, Inc.	346	45,689

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

Investments	Shares	Value ($)
Williams Cos., Inc. (The)	4,796	163,496
		4,223,306
TOTAL Common Stocks (Cost $8,178,962)		8,042,109

Investments	Ounces	Value ($)
COMMODITIES - 9.3%

Gold bullion* (Cost $893,007)	501	882,377

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 3.4%

United States - 3.4%
Enterprise Products Partners LP	6,800	181,764
Magellan Midstream Partners LP	2,865	147,547
TOTAL Master Limited Partnerships (Cost 288,401)		329,311

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 1.2%

United States
iShares Gold Trust* (Cost $119,237)	3,492	116,807

SHORT-TERM INVESTMENTS - 1.4%

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 1.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 1.78% (c) (Cost $131,976)	131,976	131,976

Total Investments - 99.7% (Cost $9,611,583)		9,502,580
Other assets less liabilities - 0.3%		30,886
Net Assets - 100.0%		9,533,466

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Represents 7-day effective yield as of July 31, 2022.

Abbreviations
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Chemicals	9.5%
Commodities	9.3
Commodity Funds	1.2
Construction Materials	1.1
Containers & Packaging	0.4
Electric Utilities	1.1
Energy Equipment & Services	6.0
Equity Real Estate Investment Trusts (REITs)	12.3
Food & Staples Retailing	0.5
Food Products	1.1
Gas Utilities	2.2
Health Care Providers & Services	1.0
Household Durables	2.3
Machinery	3.8
Media	2.3
Metals & Mining	9.6
Oil, Gas & Consumable Fuels	16.2
Real Estate Management & Development	7.8
Road & Rail	4.2
Specialty Retail	0.9
Transportation Infrastructure	1.2
Water Utilities	4.3
Short-Term Investments	1.4
Total Investments	99.7%

See Notes to Consolidated Schedule of Investments.	(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2022, the Trust consists of ten separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund (each individually a “Fund” or collectively the “Funds”), are covered in this report. The First Eagle U.S Smid Cap Opportunity Fund commenced investment operations on August 16, 2022 and will be included in Subsequent reports. All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Income Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund commenced investment operations on November 30, 2021. The First Eagle Small Cap Opportunity Fund commenced investment operations on April 27, 2021. The First Eagle Small Cap Opportunity Fund’s initial capital was contributed pursuant to a private offering.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares, except for the First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares. On February 28, 2022, First Eagle Fund of America’s Class Y shares converted into Class A shares. As a result, Class Y shares were terminated.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), First Eagle Gold Fund (the “Gold Fund”) and First Eagle Global Real Assets Fund (the “Global Real Assets Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the invest- ment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non- qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2022, the First Eagle Global Cayman Fund, Ltd. has $4,438,425,828 in net assets, representing 9.55% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2022, the First Eagle Overseas Cayman Fund, Ltd. has $954,450,804 in net assets, representing 7.66% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and  the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2022, the First Eagle U.S. Value Cayman Fund, Ltd. has $129,545,008 in net assets, representing 10.86% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2022, the First Eagle Gold Cayman Fund, Ltd. has $480,796,060 in net assets, representing 24.94% of the Gold Fund’s net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2022, the First Eagle Global Real Assets Cayman Fund, Ltd. has $1,014,951 in net assets, representing 10.65% of the Global Real Assets Fund’s net assets.

b)	Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total cur- rent value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided  by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith under the supervision and responsibility of the Board. The Board Valuation and Liquidity Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds.

Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Fund’s Board has designated the Adviser to perform the Fund’s fair value determinations. The Adviser’s fair valuation process will be subject to Board oversight and certain reporting and other requirements and the Fund’s fair valuation policy was revised to incorporate changes required by Rule 2a-5.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2022:

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$24,005,169,336	$13,963,338,210 (a)	$–		$37,968,507,546
Corporate Bonds	–	–	5,521,670	(b)	5,521,670
Commodities*	–	4,975,082,147	–		4,975,082,147
Foreign Government Securities	–	511,354,797	58,233,784	(b)	569,588,581
Short-Term Investments	89,177	2,876,312,193	–		2,876,401,370
Warrants	8,067,668	–	–		8,067,668
Forward Foreign Currency Exchange Contracts**	–	2,605,922	–		2,605,922
Total	$24,013,326,181	$22,328,693,269	$63,755,454		$46,405,774,904

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(1,979,428)	$–		$(1,979,428)
Total	$–	$(1,979,428)	$–		$(1,979,428)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the Nine-month period ended July 31, 2022 was as follows:

	Corporate Bonds	Foreign Government Securities	Total
Beginning Balance —market value	$5,856,524	—	$5,856,524
Purchases(1)	—	—	—
Sales(2)	—	(8,643,676)	(8,643,676)
Transfer In — Level 3	—	71,224,506	71,224,506
Transfer Out — Level 3	—	—	—
Accrued discounts/ (premiums)	35,055	(1,739,521)	(1,704,466)
Realized Gains (Losses)	—	(1,524,697)	(1,524,697)
Change in Unrealized Appreciation (Depreciation)	(369,909)	(1,082,828)	(1,452,737)
Ending Balance — market value	$5,521,670	$58,233,784	$63,755,454
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(369,909)	$(1,082,828)	$(1,452,737)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$2,291,883,989	$8,080,928,358 (a)	$17,886,616		$10,390,698,963
Commodities*	–	1,305,911,739	–		1,305,911,739
Foreign Government Securities	–	282,357,064	23,798,862	(b)	306,155,926
Short-Term Investments	49,980	439,611,829	–		439,661,809
Warrants	3,534,335	–	–		3,534,335
Forward Foreign Currency Exchange Contracts**	–	1,103,043	–		1,103,043
Total	$2,295,468,304	$10,109,912,033	$41,685,478		$12,447,065,815

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(855,891)	$–		$(855,891)
Total	$–	$(855,891)	$–		$(855,891)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the nine-month period ended July 31, 2022 was as follows:

	Common Stocks	Foreign Government Security	Total
Beginning Balance —market value	$20,293,634	$—	$20,293,634
Purchases(1)	—	—	—
Sales(2)	—	(3,532,343)	(3,532,343)
Transfer In — Level 3	—	29,107,755	29,107,755
Transfer Out — Level 3	—	—	—
Accrued discounts/ (premiums)	—	(709,791)	(709,791)
Realized Gains (Losses)	—	(623,086)	(623,086)
Change in Unrealized Appreciation (Depreciation)	(2,407,018)	(443,673)	(2,850,691)
Ending Balance — market value	$17,886,616	$23,798,862	$41,685,478
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(2,407,018)	$(443,673)	$(2,850,691)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stocks	$16,017,293	Market Comparable Companies	Enterprise Value Multiple	0.26x - 13.13x (4.96x)	Increase
Total	$16,017,293

(a)   This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

First Eagle U.S. Value Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$944,901,551	$3,185,059	(a)	$–		$948,086,610
Convertible Preferred Stocks	4,043,163	–		–		4,043,163
Corporate Bonds	–	3,949,275		606,000	(b)	4,555,275
Commodities*	–	129,550,421		–		129,550,421
Master Limited Partnerships	30,282,245	–		–		30,282,245
Short-Term Investments	9,880	72,664,312		–		72,674,192
Total	$979,236,839	$209,349,067		$606,000		$1,189,191,906

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.

Fair Value Level 3 activity for the nine-month period ended July 31, 2022 was as follows:

Corporate Bonds
Beginning Balance —market value	$642,750
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	4,028
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(40,778)
Ending Balance — market value	$606,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(40,778)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$1,134,773,292	$125,416,134	(a)	$–	$1,260,189,426
Commodities*	–	467,478,821		–	467,478,821
Rights	4,518,376	–		–	4,518,376
Short-Term Investments	31,404	193,153,562		–	193,184,966
Total	$1,139,323,072	$786,048,517		$–	$1,925,371,589

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$463,299,608	$493,891,267 (a)	$–		$957,190,875
Convertible Preferred Stocks	24,497,928	–	–		24,497,928
Corporate Bonds	–	149,248,600	109,980	(b)	149,358,580
Closed End Funds	–	13,484,629	–		13,484,629
Commodities*	–	99,359,131	–		99,359,131
Foreign Government Securities	–	17,776,659	3,534,409	(b)	21,311,068
Master Limited Partnerships	54,499,421	–	–		54,499,421
Preferred Stocks	15,901,065	–	–		15,901,065
Short-Term Investments	–	19,212,918	–		19,212,918
U.S. Treasury Obligations	–	86,384,143	–		86,384,143
Forward Foreign Currency Exchange Contracts**	–	69,888	–		69,888
Total	$558,198,022	$879,427,235	$3,644,389		$1,441,269,646

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(55,001)	$–		$(55,001)
Written Options	(3,263,165)	–	–		(3,263,165)
Total	$(3,263,165)	$(55,001)	$–		$(3,318,166)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the nine-month period ended July 31, 2022 was as follows:

	Corporate Bonds	Foreign Government Securities	Total
Beginning Balance —market value	$9,627,905	$—	$9,627,905
Purchases(1)	—	3,644,942	3,644,942
Sales(2)	—	—	—
Transfer In — Level 3	111,135	—	111,135
Transfer Out — Level 3	(9,627,905)	—	(9,627,905)
Accrued discounts/ (premiums)	55	6,104	6,159
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	(1,210)	(116,637)	(117,847)
Ending Balance — market value	$109,980	$3,534,409	$3,644,389
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(1,210)	$(116,637)	$(117,847)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Income Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$172,557,785	$–	$172,557,785
Loan Assignments	–	1,666,831	–	1,666,831
Short-Term Investments	3,761	9,990,878	–	9,994,639
Total	$3,761	$184,215,494	$–	$184,219,255

†	See Schedule of Investments for additional detailed categorizations.

Fair Value Level 3 activity for the nine-month period ended July 31, 2022 was as follows:

Corporate Bonds
Beginning Balance —market value	$3,218,308
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	(3,218,308)
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Fund of America

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$395,662,579	$12,328,498	(a)	$–	$407,991,077
Short-Term Investments	2,513	3,916,170		–	3,918,683
Total	$395,665,092	$16,244,668		$–	$411,909,760

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$457,290,146	$–	$–		$457,290,146
Master Limited Partnerships	2,344,842	–	–		2,344,842
Rights	–	–	–	^	–
Short-Term Investments	28,286,554	–	–		28,286,554
Total	$487,921,542	$–	$–		$487,921,542

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

Fair Value Level 3 activity for the nine-month period ended July 31, 2022 was as follows:

Rights
Beginning Balance —market value	$—
Purchases(1)	27,801
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(27,801)
Ending Balance — market value	$— ^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(27,801)

(a)	This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

^	Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2022			Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Rights	$	_	^	Discounted Cash Flow	Estimated probability of the company hitting specified milestones	0%	Increase
Total	$	_	^

(a)	This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

^    Fair value represents zero

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$5,526,847	$2,515,262	(a)	$–	^	$8,042,109
Commodities*	–	882,377		–		882,377
Exchange-Traded Funds	116,807	–		–		116,807
Master Limited Partnerships	329,311	–		–		329,311
Short-Term Investments	131,976	–		–		131,976
Total	$6,104,941	$3,397,639		$–		$9,502,580

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
^	Fair value represents zero.

Fair Value Level 3 activity for the nine-month period ended July 31, 2022 was as follows:

Common Stocks
Beginning Balance —market value	$—
Purchases(1)	82,461
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(82,461)
Ending Balance — market value	$— ^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(82,461)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
^	Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2022			Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stocks	$	_	^	Discounted Cash Flow	Estimated Recoverability	0% (0%)	Increase
Total	$	_	^

(a)	This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.
^	Fair value represents zero

c)	Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Global Real Assets Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management posi- tion) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve cur- rencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce expo- sure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the period ended July 31, 2022, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

Derivatives Volume Disclosure
	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$152,199,213	$83,690,069	$5,432,474	$130,556
Average Settlement Value — Sold	494,119,088	263,768,352	17,294,523	134,726

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At July 31, 2022, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund
			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$2,605,922	$1,979,428	$65,052,119	$(10,369,375)

First Eagle Overseas Fund
			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$1,103,043	$855,891	$35,248,040	$(5,881,267)

First Eagle Global Income Builder Fund
			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$69,888	$55,001	$2,285,462	$(409,289)

First Eagle High Income Fund
			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$–	$–	$4,170	$(4,170)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of July 31, 2022:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$2,605,922	$–	$(2,605,922)	$–

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$1,979,428	$–	$(1,952,536)	$26,892

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$1,103,043	$–	$(1,103,043)	$–

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$855,891	$–	$(785,606)	$70,285

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$69,888	$–	$(69,888)	$–

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$55,001	$–	$–	$55,001

*The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d)	Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

A Fund may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Rule 18f-4 under the 1940 Act, implemented on August 19, 2022 permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), a Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of July 31, 2022, portfolio securities valued at $134,782,642 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the period ended July 31, 2022, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts - Written	12,182

At July 31, 2022, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund
			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity - Written options	$–	$(3,263,165)	$2,952,361	$(377,129)

e)	Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collat- eral declines, realization of the collateral by the Funds may be delayed or limited.

f)	Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partner- ships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other finan- cial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

g)	Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their princi- pal until maturity. TIPS are subject to interest rate risk.

h)	Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negoti- ations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.